WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 11.8%
U.S. Treasury Bonds - 3.9%
4.375%, due 02/15/38	$760,000	$1,171,587
2.750%, due 11/15/42	830,000	1,059,158
3.125%, due 02/15/43	1,431,200	1,930,778
3.625%, due 08/15/43	520,000	758,956
3.750%, due 11/15/43	560,000	833,787
2.750%, due 11/15/47	1,450,000	1,900,180
3.000%, due 02/15/49	1,095,000	1,514,693
2.375%, due 11/15/49	110,000	137,088
2.000%, due 02/15/50	60,000	69,580
		9,375,807
U.S. Treasury Notes - 7.2%
2.125%, due 01/31/21	190,000	193,058
1.750%, due 11/30/21	550,000	563,406
1.375%, due 01/31/22	730,000	745,056
2.625%, due 02/28/23	1,020,000	1,087,575
2.500%, due 03/31/23	1,090,000	1,159,998
2.750%, due 04/30/23	1,070,000	1,149,080
1.625%, due 05/31/23	660,000	685,988
2.375%, due 02/29/24	235,000	253,323
2.125%, due 09/30/24	1,120,000	1,206,800
2.250%, due 10/31/24	1,020,000	1,105,584
2.750%, due 02/28/25	690,000	768,272
0.500%, due 03/31/25	400,000	402,516
3.000%, due 09/30/25	1,100,000	1,250,906
2.375%, due 04/30/26	185,000	205,639
1.625%, due 10/31/26	1,100,000	1,176,656
2.000%, due 11/15/26	470,000	514,356
2.250%, due 08/15/27	1,110,000	1,244,414
2.250%, due 11/15/27	1,070,000	1,201,744
2.625%, due 02/15/29	295,000	344,505
2.375%, due 05/15/29	1,750,000	2,011,953
1.500%, due 02/15/30	200,000	215,594
		17,486,423
U.S. Treasury Inflation-Protected Notes - 0.7%
0.125%, due 10/15/24	935,096	945,763
0.875%, due 01/15/29	214,549	233,355
0.125%, due 01/15/30	396,055	409,050
		1,588,168
Total U.S. Treasury Obligations (Cost $24,941,233)		$28,450,398

AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp. - 3.4%
Freddie Mac REMICS
Series 2989, 29.018%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (a)	105,699	$304,277
Series 4249, 3.633%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (a)	1,239,988	1,235,209
Series 4355, 4.000%, due 05/15/44	4,403,415	4,961,786
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 2.847%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (a)(b)	500,000	313,290
Freddie Mac STACR Trust 2019-HQA2
Series 2019-HQA2, 2.997%, due 04/25/49 (1 Month U.S. LIBOR + 2.050%) (a)(b)	500,000	415,070
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 4.947%, due 08/25/24 (1 Month U.S. LIBOR + 4.000%) (a)	151,728	144,485
Series 2015-HQ1, 4.747%, due 03/25/25 (1 Month U.S. LIBOR + 3.800%) (a)	144,649	137,865
Series 2015-DNA1, 2.797%, due 10/25/27 (1 Month U.S. LIBOR + 1.850%) (a)	91,716	88,926
Series 2017-DNA2, 2.147%, due 10/25/29 (1 Month U.S. LIBOR + 1.200%) (a)	107,299	104,170
Series 2017-DNA2, 4.397%, due 10/25/29 (1 Month U.S. LIBOR + 3.450%) (a)	250,000	221,344
Series 2017-DNA3, 1.697%, due 03/25/30 (1 Month U.S. LIBOR + 0.750%) (a)	188,546	183,720
		8,110,142

Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.6%
Freddie Mac REMICS
Series 2980, 5.995%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (a)	593,068	89,160
Series 3311, 5.705%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (a)	2,202,530	553,954
Series 3359, 5.015%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (a)	1,180,093	201,694
Series 4077, 5.295%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (a)	995,763	157,590
Series 3966, 5.195%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (a)	1,465,763	227,709
Series 4089, 5.295%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (a)	1,030,847	124,173
		1,354,280
Federal National Mortgage Association - 2.7%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 3.247%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (a)(b)	174,281	149,432
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 3.047%, due 06/25/39 (1 Month U.S. LIBOR + 2.100%) (a)(b)	290,000	235,139
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 3.047%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (a)(b)	335,000	260,692
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 2.947%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (a)(b)	200,000	120,031
Fannie Mae Connecticut Avenue Securities
Series 1M2, 4.947%, due 05/25/25 (1 Month U.S. LIBOR + 4.000%) (a)	455,613	440,498
Series 2015-C04, 6.497%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (a)	151,789	137,173
Series 2016-C04, 5.197%, due 01/25/29 (1 Month U.S. LIBOR + 4.250%) (a)	278,337	267,181
Series 2016-C05, 5.397%, due 01/25/29 (1 Month U.S. LIBOR + 4.450%) (a)	304,706	290,815
Series 2016-C06, 2.247%, due 04/25/29 (1 Month U.S. LIBOR + 1.300%) (a)	32,686	32,493
Series 2016-C07, 5.297%, due 05/25/29 (1 Month U.S. LIBOR + 4.350%) (a)	307,442	294,306
Series 2017-C02, 4.597%, due 09/25/29 (1 Month U.S. LIBOR + 3.650%) (a)	300,000	216,415
Series 2017-C03, 1.897%, due 10/25/29 (1 Month U.S. LIBOR + 0.950%) (a)	154,916	151,684
Series 2017-C07, 3.447%, due 05/25/30 (1 Month U.S. LIBOR + 2.500%) (a)	448,612	358,374
Series 2018-C01, 3.197%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (a)	300,000	258,391
Series 2018-C05, 3.297%, due 01/25/31 (1 Month U.S. LIBOR + 2.350%) (a)	100,000	86,265
Series 2018-C06, 3.047%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (a)	585,692	491,954
Fannie Mae Pool
3.000%, due 04/01/46	261,787	277,072
3.000%, due 11/01/46	399,880	423,228
3.000%, due 02/01/49	239,748	252,248
3.000%, due 12/01/49	404,797	425,270
Fannie Mae REMICS
Series 2016-75, 3.000%, due 10/25/46	1,413,971	1,413,392
		6,582,053
Federal National Mortgage Association Interest-Only Strips - 2.0%
Fannie Mae Interest Strip
3.500%, due 04/25/44	4,734,490	530,142
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31	6,818,495	316,914
Series 2014-63, 3.500%, due 06/25/33	4,501,688	176,359
Series 2007-50, 5.503%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (a)	3,723,070	757,162
Series 2009-78, 5.793%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (a)	5,160,134	1,391,161
Series 2011-124, 5.553%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (a)	1,176,096	208,085
Series 2012-20, 5.503%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (a)	1,115,395	190,895
Series 2012-76, 5.053%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (a)	531,454	85,486
Series 2014-28, 5.103%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (a)	3,712,021	597,997
Series 2017-53, 4.000%, due 07/25/47	903,015	55,598
Series 2008-22, 5.213%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (a)	2,443,776	576,657
		4,886,456
Government National Mortgage Association Interest-Only Strips - 0.7%
Government National Mortgage Association
Series 2010-133, 5.365%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (a)	4,457,781	796,078
Series 2014-102, 4.877%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (a)	4,660,959	634,697
Series 2018-083, 5.000%, due 01/20/48	2,642,165	301,207
		1,731,982
Total Agency Mortgage-Backed Obligations (Cost $22,136,553)		$22,664,913

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.0%
Alternative Loan Trust 2006-HY11
Series A-1, 1.067%, due 06/25/36 (1 Month U.S. LIBOR + 0.120%) (a)	417,986	$336,785
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37	644,929	472,459
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 1.117%, due 05/25/47 (1 Month U.S. LIBOR + 0.170%) (a)	425,104	327,986
Arroyo Mortgage Trust 2018-1
Series 2018-1, 3.763%, due 04/25/48 (b)	121,668	116,029
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (b)	178,105	169,082
Arroyo Mortgage Trust 2019-2
Series A1, 3.347%, due 04/25/49 (b)	270,139	251,215
Arroyo Mortgage Trust 2019-3
Series 2019-3, 2.962%, due 10/25/48 (b)	148,408	136,018
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-BPR, 3.843%, due 11/05/32 (b)	130,000	103,513
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 3.555%, due 11/25/34 (1 Month U.S. LIBOR + 2.850%) (a)(b)	100,000	81,322
Bear Stearns ARM Trust 2004-10
Series 2004-10, 4.025%, due 01/25/35	389,143	367,282
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 2.812%, due 07/15/51 (b)	500,000	329,895
BHMS 2018-ATLS
Series 2018-ATLS, 2.605%, due 07/15/35 (1 Month U.S. LIBOR + 1.900%) (a)(b)	251,000	193,233
BHP Trust 2019-BXHP
Series 2019-BXHP, 2.476%, due 08/15/36 (1 Month U.S. LIBOR + 1.771%) (a)(b)	183,000	148,832
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-BIOA, 2.656%, due 03/15/37 (1 Month U.S. LIBOR + 1.951%) (a)(b)	200,000	161,989
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 3.605%, due 04/15/34 (1 Month U.S. LIBOR + 2.900%) (a)(b)	123,000	92,703
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.625%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (a)(b)	386,937	368,069
Series 2019-XL, 3.355%, due 10/15/36 (1 Month U.S. LIBOR + 2.650%) (a)(b)	296,174	245,817
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-BXLP, 1.505%, due 12/15/36 (1 Month U.S. LIBOR + 0.800%) (a)(b)	130,000	120,573
Series 2020-BXLP, 3.205%, due 12/15/36 (1 Month U.S. LIBOR + 2.500%) (a)(b)	230,000	193,143
BX Trust 2018-GW
Series 2018-GW, 3.625%, due 05/15/35 (1 Month U.S. LIBOR + 2.920%) (a)(b)	83,000	55,610
BX Trust 2019-CALM
Series 2019-CALM, 2.705%, due 11/25/32 (1 Month U.S. LIBOR + 2.000%) (a)(b)	150,000	115,924
CFCRE Commercial Mortgage Trust 2011-C1
Series 2011-C1, 6.089%, due 04/15/44 (b)	156,795	141,736
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 3.804%, due 09/25/37	1,451,953	1,344,608
CIM Trust 2016-1RR
Series 2016-1, 6.956%, due 07/26/55 (b)	1,000,000	905,823
CIM Trust 2016-2RR
Series 2016-2, 7.569%, due 02/25/56 (b)	1,000,000	910,610
CIM Trust 2016-3RR
Series 2016-3, 7.969%, due 02/27/56 (b)	1,000,000	904,860
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (b)	500,000	480,518
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (b)	138,243	135,874
CIM Trust 2019-J1
Series 2019-J1, 4.010%, due 08/25/49 (b)	196,310	171,172
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.110%, due 11/10/46 (b)	100,000	90,875
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.973%, due 07/10/49 (b)	500,000	377,279
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.067%, due 11/10/51 (b)	380,000	289,634

COMM 2014-LC15 Mortgage Trust
Series 2014-LC15, 4.984%, due 04/10/47 (b)	440,000	379,504
COMM 2015-CCRE26 Mortgage Trust
Series 2015-CCRE26, 3.484%, due 10/10/48	52,000	41,068
COMM 2016-CR28 Mortgage Trust
Series 2016-CCRE28, 3.896%, due 02/10/49	30,000	24,962
COMM 2016-GCT Mortgage Trust
Series 2016-GCT, 3.461%, due 08/10/29 (b)	150,000	137,665
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 2.305%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (a)(b)	165,000	146,846
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (b)	121,502	107,059
CSMC Trust 2017-CHOP
Series 2017-CHOP, 4.005%, due 07/15/32 (1 Month U.S. LIBOR + 3.300%) (a)(b)	169,000	132,534
CSMC Trust 2017-LSTK
Series 2017-LSTK, 3.331%, due 04/05/33 (b)	170,000	163,443
CSWF 2018-TOP
Series 2018-TOP, 3.455%, due 08/15/35 (1 Month U.S. LIBOR + 2.750%) (a)(b)	175,294	131,471
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 3.155%, due 06/15/33 (1 Month U.S. LIBOR + 2.450%) (a)(b)	140,000	109,866
DBGS 2018-BIOD Mortgage Trust
Series 2018-BIOD, 1.593%, due 05/15/35 (1 Month U.S. LIBOR + 0.888%) (a)(b)	232,035	206,499
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1, 5.689%, due 11/10/46 (b)	230,000	219,467
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 4.000%, due 07/10/44 (1 Month U.S. LIBOR + 3.650%) (a)(b)	140,000	121,514
DBUBS 2017-BRBK Mortgage Trust
Series 2017-BRBK, 3.530%, due 10/10/34 (b)	320,000	257,744
Deephaven Residential Mortgage Trust 2018-3
Series 2018-3, 4.357%, due 08/25/58 (b)	500,000	445,153
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 5.004%, due 10/25/48 (b)	486,828	517,787
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/10/36 (b)	245,000	155,618
Series G, 4.095%, due 12/10/36 (b)	125,000	86,206
GPT 2018-GPP Mortgage Trust
Series 2018-GPP, 3.175%, due 06/15/35 (1 Month U.S. LIBOR + 2.470%) (a)(b)	79,678	74,588
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 3.836%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (a)(b)	124,000	92,991
GS Mortgage Securities Corp Trust 2018-LUAU
Series E, 3.255%, due 11/15/32 (1 Month U.S. LIBOR + 2.550%) (a)(b)	150,000	120,205
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 2.805%, due 07/15/35 (1 Month U.S. LIBOR + 2.100%) (a)(b)	1,000,000	763,710
Series G, 3.305%, due 07/15/35 (1 Month U.S. LIBOR + 2.600%) (a)(b)	500,000	367,543
GS Mortgage Securities Corp Trust 2018-TWR
Series A, 1.605%, due 07/15/31 (1 Month U.S. LIBOR + 0.900%) (a)(b)	215,000	196,502
GS Mortgage Securities Corp Trust 2019-SOHO
Series E, 2.579%, due 06/15/36 (1 Month U.S. LIBOR + 1.875%) (a)(b)	188,000	154,910
GS Mortgage Securities Trust 2016-GS4
Series 2016-GS4, 3.233%, due 11/10/49 (b)	370,000	283,162
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (b)	183,000	158,408
HPLY Trust 2019-HIT
Series 2019-HIT, 3.855%, due 11/15/36 (1 Month U.S. LIBOR + 3.150%) (a)(b)	163,540	109,572
Hudson Yards 2019-55HY Mortgage Trust
Series F, 2.943%, due 12/10/41 (b)	100,000	76,245
IMT Trust 2017-APTS
Series 2017-APTS, 2.855%, due 06/15/34 (1 Month U.S. LIBOR + 2.150%) (a)(b)	164,482	139,319
Series 2017-APTS, 3.555%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (a)(b)	50,610	40,892
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-PHH
Series C, 2.065%, due 06/15/35 (1 Month U.S. LIBOR + 1.360%) (a)(b)	45,000	33,534
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 2.865%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (a)(b)	125,000	95,961

Jackson Park Trust 2019-LIC
Series 2019-LIC, 3.242%, due 10/14/39 (b)	160,000	119,253
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series D, 5.419%, due 08/15/46 (b)	268,000	257,829
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/15/46 (b)	445,000	346,194
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series E, 3.705%, due 06/15/35 (1 Month U.S. LIBOR + 3.000%) (a)(b)	22,976	18,202
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (b)	141,000	123,659
Series FLT, 5.542%, due 07/05/33 (b)	1,400,000	1,097,293
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (b)	100,000	91,138
JP Morgan Mortgage Trust 2018-6
Series 2018-6, 3.950%, due 12/25/48 (b)	384,105	366,506
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.202%, due 01/25/49 (b)	485,264	486,663
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50 (b)	83,023	80,861
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.807%, due 02/15/48 (b)	124,000	95,852
JPMCC Re-REMIC Trust 2015-FRR2
Series 2015-FRR2, 2.195%, due 12/27/46 (b)	150,000	146,954
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.555%, due 03/10/49 (b)	274,000	224,426
Madison Avenue Trust 2013-650M
Series 2013-650M, 4.034%, due 10/12/32 (b)	268,000	263,720
MBRT 2019-MBR
Series 2019-MBR, 3.254%, due 11/15/36 (1 Month U.S. LIBOR + 2.549%) (a)(b)	100,000	77,335
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/15/46 (b)	220,000	176,444
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.499%, due 08/15/47	1,117,000	1,043,000
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Series 2015-C20, 3.071%, due 02/15/48 (b)	42,000	32,432
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22, 4.235%, due 04/15/48	1,000,000	910,060
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 3.255%, due 07/15/35 (1 Month U.S. LIBOR + 2.550%) (a)(b)	60,000	49,791
Series 2018-SUN, 3.755%, due 07/15/35 (1 Month U.S. LIBOR + 3.050%) (a)(b)	40,000	31,592
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 4.344%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (a)(b)(c)	125,000	99,765
Morgan Stanley Capital I Trust 2019-PLND
Series E, 2.855%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (a)(b)	189,000	163,677
One Bryant Park Trust 2019-OBP
Series A, 2.516%, due 09/15/54 (b)	225,000	224,431
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.910%, due 10/25/49 (b)(c)	1,718,517	1,692,405
RALI Series 2006-QS15 Trust
Series 2006-QS15, 6.500%, due 10/25/36	894,391	813,642
Tharaldson Hotel Portfolio Trust 2018-THPT
Series E, 4.185%, due 11/11/34 (1 Month U.S. LIBOR + 3.180%) (a)(b)	113,411	92,126
Verus Securitization Trust 2018-1
Series 2018-1, 3.801%, due 01/25/58 (b)	500,000	450,280
Verus Securitization Trust 2018-2
Series 2018-2, 4.426%, due 06/01/58 (b)	900,000	783,648
Verus Securitization Trust 2018-3
Series M-1, 4.595%, due 10/25/58 (b)	300,000	263,596
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 3.237%, due 03/25/37	582,939	510,671
Wells Fargo Commercial Mortgage Trust 2010-C1
Series F, 4.000%, due 11/15/43 (b)	100,000	95,015

Wells Fargo Commercial Mortgage Trust 2019-C49
Series D, 3.000%, due 03/15/52 (b)	1,090,000	672,400
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/15/48 (b)	900,000	698,326
Total Non-Agency Mortgage-Backed Obligations (Cost $32,055,541)		$28,831,602

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.5%
BANK 2017-BNK8
Series 2017-BNK8, 1.272%, due 11/15/50 (b)	7,050,000	$534,590
BANK 2018-BNK11
Series 2018-BNK11, 0.490%, due 03/15/61	11,664,486	374,213
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/15/51 (b)	7,000,000	793,744
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.900%, due 03/15/62 (b)	2,820,000	198,125
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.306%, due 05/10/50	1,732,173	108,608
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.702%, due 05/10/58	758,216	57,336
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.615%, due 06/15/50	1,377,717	106,378
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.878%, due 05/10/49	803,736	69,696
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.914%, due 09/15/50	1,006,280	51,868
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.881%, due 12/15/72	6,294,524	389,477
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, 2.101%, due 12/10/44 (b)	12,958,914	373,837
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.125%, due 10/10/46	3,229,479	108,768
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.753%, due 07/10/48	1,557,579	44,944
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.897%, due 01/15/49	750,144	57,968
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.721%, due 11/15/50	5,564,526	223,421
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.615%, due 08/15/51	4,758,645	182,296
GS Mortgage Securities Corp II
Series 2013-GC10, 1.499%, due 02/10/46	1,898,334	65,192
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.655%, due 03/10/44 (b)(c)	15,238,054	50,468
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.750%, due 04/15/47	17,714,271	338,980
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.669%, due 06/15/49	1,228,040	71,798
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.841%, due 03/10/49 (b)	1,402,378	74,052
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 1.000%, due 03/10/50 (b)	2,414,337	87,010
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.980%, due 11/15/46	5,120,400	143,400
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.003%, due 12/15/47	2,385,378	84,133
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.770%, due 12/15/49	3,140,408	107,811
PMTT4
Series 2017-PM1, 0.000%, due 10/25/48 (b)	666,336,472	684,461
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.975%, due 10/10/48	1,151,235	90,956
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C8, 0.881%, due 02/15/51	1,373,308	70,549

Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.835%, due 06/15/51	5,433,240	286,852
Wells Fargo Commercial Mortgage Trust 2018-C46
Series X-A, 0.944%, due 08/15/51	3,515,879	177,636
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $6,869,381)		$6,008,567

ASSET BACKED SECURITIES - 8.0%
Ajax Mortgage Loan Trust 2018-A
Series 2018-A, 3.850%, due 04/25/58 (b)	673,606	$638,265
Ajax Mortgage Loan Trust 2018-C
Series 2018-C, 4.360%, due 09/25/65 (b)	666,215	647,784
American Express Credit Account Master Trust
Series A, 2.870%, due 10/15/24	145,000	148,067
AMSR 2019-SFR1 Trust
Series 2019-SFR1, 2.774%, due 01/19/39 (b)	310,000	287,585
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/07/49 (b)	150,000	147,158
Applebee's Funding LLC
Series 2019-1, 4.723%, due 06/07/49 (b)	100,000	97,206
BCAPB LLC Trust 2007-AB1
Series 2007-AB1, 4.844%, due 03/25/37	3,758,615	2,281,111
BDS 2020-FL5 Ltd.
Series LTD, 2.662%, due 02/16/37 (1 Month U.S. LIBOR + 2.050%) (a)(b)(c)	340,000	302,504
BDS 2020-FL5 Ltd.
Series LTD, 3.112%, due 02/16/37 (1 Month U.S. LIBOR + 2.500%) (a)(b)(c)	450,000	350,393
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26	100,000	94,247
CARS-DB4 LP
Series 2020-1, 4.950%, due 02/15/50 (b)	150,000	126,000
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (b)	818,314	515,691
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (b)	25,875	25,134
Countrywide Asset-Backed Certificates
Series 2006-6, 1.117%, due 09/25/36 (1 Month U.S. LIBOR + 0.170%) (a)	1,263,169	1,145,190
DB Master Finance LLC
Series 2017-1, 3.629%, due 11/20/47 (b)	195,500	173,595
DB Master Finance LLC
Series 2019-1, 3.787%, due 05/20/49 (b)	168,725	153,808
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49 (b)	89,325	77,717
Domino's Pizza Master Issuer LLC
Series 2017-1, 3.044%, due 07/25/47 (3 Month U.S. LIBOR + 1.250%) (a)(b)	229,713	209,901
Domino's Pizza Master Issuer LLC
Series 2017-1, 3.082%, due 07/25/47 (b)	195,500	187,017
Earnest Student Loan Program 2016-C LLC
Series 2016-C, 4.460%, due 01/26/37 (b)	219,971	222,217
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 2.222%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (a)	357,575	320,426
FOCUS Brands Funding LLC
Series 2017-1, 5.093%, due 04/30/47 (b)	150,738	135,018
Greystone CRE Notes 2019-FL2 Ltd.
Series D, 3.105%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (a)(b)(c)	183,000	139,069
GSAA Home Equity Trust 2005-6
Series 2005-6, 1.377%, due 06/25/35 (1 Month U.S. LIBOR + 0.430%) (a)	1,300,000	1,197,685
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.728%, due 03/25/36	593,530	459,598
GSAA Home Equity Trust 2007-7
Series 2007-7, 1.217%, due 07/25/37 (1 Month U.S. LIBOR + 0.270%) (a)	437,022	418,558
Helios Issuer LLC
Series 2017-1, 4.940%, due 09/20/49 (b)	1,032,579	968,973

Home Partners of America 2018-1 Trust
Series 2018-1, 2.250%, due 07/17/37 (1 Month U.S. LIBOR + 1.450%) (a)(b)	135,000	106,650
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/17/39 (b)	97,870	94,083
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (b)	114,713	100,106
Marlette Funding Trust 2019-3
Series 2019-3, 3.070%, due 09/17/29 (b)	200,000	160,200
Mill City Mortgage Loan Trust 2018-3
Series 2018-3, 3.500%, due 08/25/58 (b)	211,067	207,019
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (b)	135,359	112,929
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 1.327%, due 12/25/35 (1 Month U.S. LIBOR + 0.380%) (a)	1,000,000	899,705
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (b)	329,250	279,155
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (b)	350,345	301,151
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.740%, due 02/22/44 (b)	436,816	306,417
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (b)	75,164	72,102
NextGear Floorplan Master Owner Trust
Series A-2, 3.690%, due 10/15/23 (b)	160,000	151,347
Oscar US Funding XI LLC
Series A-4, 2.680%, due 09/10/26 (b)	150,000	151,242
Santander Drive Auto Receivables Trust 2018-1
Series 2018-1, 4.370%, due 05/15/25 (b)	750,000	661,549
SBA Tower Trust
Series 2019-1, 2.836%, due 01/15/25 (b)	100,000	95,967
Sofi Consumer Loan Program 2018-1 Trust
Series C, 3.970%, due 02/25/27 (b)	250,000	259,404
Sofi Consumer Loan Program 2018-2 Trust
Series C, 4.250%, due 04/26/27 (b)	215,000	226,959
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (b)	150,000	146,984
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (b)	500,000	531,744
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 1.107%, due 10/25/36 (1 Month U.S. LIBOR + 0.160%) (a)	878,062	688,205
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (b)	139,108	109,731
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (b)	421,092	380,160
Towd Point Mortgage Trust 2017-3
Series 2017-3, 2.750%, due 07/25/57 (b)	151,011	146,924
Towd Point Mortgage Trust 2018-4
Series 2018-4, 3.000%, due 06/25/58 (b)	215,969	203,360
Towd Point Mortgage Trust 2019-1
Series 2019-1, 3.750%, due 03/25/58 (b)	159,005	155,866
TPG Real Estate Finance 2018-FL2 Issuer Ltd.
Series 2018-FL2, 3.500%, due 11/15/37 (1 Month U.S. LIBOR + 2.700%) (a)(b)(c)	125,000	88,833
Verizon Owner Trust 2020-A
Series 2020-A, 1.850%, due 07/22/24	125,000	117,993
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (b)	98,750	85,692
Wingstop Funding 2018-1 LLC
Series 2018-1, 4.970%, due 12/05/48 (b)	990,000	967,125
Total Asset Backed Securities (Cost $21,659,769)		$19,278,519

COLLATERALIZED LOAN OBLIGATIONS - 3.7% (a)
Annisa CLO Ltd. 2016-2
Series 2016-R, 3.819%, due 07/20/31 (3 Month U.S. LIBOR + 2.000%) (b)	1,000,000	$819,691
Apidos CLO XXIV
Series 2016-24R, 4.869%, due 10/20/30 (3 Month U.S. LIBOR + 3.050%) (b)	500,000	379,714

Ares XLIX CLO Ltd.
Series 2018-49, 3.752%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (b)		1,000,000	830,099
Atrium IX
Series 2013-40R, 5.213%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (b)		500,000	394,855
Avery Point VI CLO Ltd.
Series 2015-6R, 2.791%, due 08/05/27 (3 Month U.S. LIBOR + 1.050%) (b)		500,000	488,000
BlueMountain CLO 2012-2 Ltd.
Series 2012-2R2, 4.595%, due 11/20/28 (3 Month U.S. LIBOR + 2.900%) (b)		350,000	267,133
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 4.520%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (b)		250,000	183,671
Carlyle Global Market Strategies CLO 2015-3 Ltd.
Series C-R, 4.645%, due 07/28/28 (3 Month U.S. LIBOR + 2.850%) (b)		500,000	380,465
CIFC Funding 2015-V Ltd.
Series 2015-5R, 4.744%, due 10/25/27 (3 Month U.S. LIBOR + 2.950%) (b)		345,000	289,816
Dryden 33 Senior Loan Fund
Series FLT, 5.681%, due 04/15/29 (3 Month U.S. LIBOR + 3.850%) (b)		500,000	428,979
Dryden 40 Senior Loan Fund
Series 2015-40R, 3.792%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (b)		500,000	419,720
Galaxy XXII CLO Ltd.
Series D-R, 4.943%, due 07/16/28 (3 Month U.S. LIBOR + 3.100%) (b)		250,000	191,440
Galaxy XXIX CLO Ltd.
Series 2018-29, 4.092%, due 11/15/26 (3 Month U.S. LIBOR + 2.400%) (b)		250,000	208,750
Goldentree Loan Management US CLO 2 Ltd.
Series D, 4.469%, due 11/28/30 (3 Month U.S. LIBOR + 2.650%) (b)		500,000	374,474
Hayfin Kingsland VIII Ltd.
3.299%, due 04/20/31 (3 Month U.S. LIBOR + 1.480%) (b)		500,000	427,819
LCM XX LP
Series 2015-20R, 4.619%, due 10/20/27 (3 Month U.S. LIBOR + 2.800%) (b)		250,000	203,782
LCM XXII Ltd.
Series 2018-22R, 4.619%, due 10/20/28 (3 Month U.S. LIBOR + 2.800%) (b)		350,000	264,273
OHA Credit Funding 5 Ltd.
7.556%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (b)		500,000	292,113
OHA Loan Funding 2013-1 Ltd.
Series FLT, 3.876%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (b)		500,000	414,952
Palmer Square CLO 2018-3 Ltd.
3.992%, due 08/15/26 (3 Month U.S. LIBOR + 2.300%) (b)		1,000,000	798,657
Westcott Park CLO Ltd.
Series LTD, 5.069%, due 07/20/28 (3 Month U.S. LIBOR + 3.250%) (b)		500,000	420,805
York CLO-6 Ltd.
Series 2019-6, 3.852%, due 07/22/32 (3 Month U.S. LIBOR + 2.050%) (b)		500,000	432,800
Total Collateralized Loan Obligations (Cost $11,015,292)			$8,912,008

CORPORATE BONDS - 17.1%
Basic Materials - 0.5%
Arconic Corp.
6.125%, due 02/15/28 (b)		40,000	$40,850
Aruba Investments, Inc.
8.750%, due 02/15/23 (b)		25,000	23,375
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25		10,000	7,725
6.750%, due 03/15/26 (b)		10,000	8,900
Compass Minerals International, Inc.
6.750%, due 12/01/27 (b)		30,000	28,500
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000	164,964
Freeport-McMoRan, Inc.
4.550%, due 11/14/24		$25,000	23,562
4.125%, due 03/01/28		30,000	26,250
5.400%, due 11/14/34		400,000	372,000
5.450%, due 03/15/43		400,000	358,000
Hecla Mining Co.
7.250%, due 02/15/28		30,000	26,400

Novelis Corp.
5.875%, due 09/30/26 (b)	50,000	49,625
4.750%, due 01/30/30 (b)	20,000	17,900
Olin Corp.
5.125%, due 09/15/27	30,000	27,113
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (b)	30,000	29,850
The Sherwin-Williams Co.
3.300%, due 05/15/50	25,000	22,923
Tronox, Inc.
6.500%, due 04/15/26 (b)	20,000	18,000
		1,245,937
Communications - 3.5%
AMC Networks, Inc.
4.750%, due 08/01/25	30,000	28,950
AT&T, Inc.
5.250%, due 03/01/37	70,000	81,385
4.500%, due 03/09/48	99,000	107,299
Block Communications, Inc.
4.875%, due 03/01/28 (b)	30,000	27,600
Cablevision Systems Corp.
5.875%, due 09/15/22	120,000	121,200
CCO Holdings LLC
5.750%, due 02/15/26 (b)	125,000	126,875
5.125%, due 05/01/27 (b)	395,000	395,000
4.750%, due 03/01/30 (b)	165,000	164,175
4.500%, due 08/15/30 (b)	140,000	136,850
Cengage Learning, Inc.
9.500%, due 06/15/24 (b)	30,000	21,450
CenturyLink, Inc.
5.125%, due 12/15/26 (b)	40,000	39,800
4.000%, due 02/15/27 (b)	30,000	28,650
Charter Communications Operating LLC
4.908%, due 07/23/25	110,000	116,498
5.750%, due 04/01/48	180,000	204,101
5.125%, due 07/01/49	345,000	368,027
Cincinnati Bell, Inc.
7.000%, due 07/15/24 (b)	30,000	30,187
CommScope Technologies LLC
6.000%, due 06/15/25 (b)	25,000	22,875
5.000%, due 03/15/27 (b)	30,000	26,025
CSC Holdings LLC
5.250%, due 06/01/24	75,000	74,812
5.500%, due 04/15/27 (b)	200,000	204,500
5.375%, due 02/01/28 (b)	200,000	204,000
7.500%, due 04/01/28 (b)	200,000	211,000
5.750%, due 01/15/30 (b)	290,000	290,000
Cumulus Media New Holdings, Inc.
6.750%, due 07/01/26 (b)	30,000	26,850
Diamond Sports Group LLC
5.375%, due 08/15/26 (b)	400,000	324,000
6.625%, due 08/15/27 (b)(d)	527,000	352,431
DISH DBS Corp.
5.875%, due 07/15/22	140,000	137,550
5.000%, due 03/15/23	50,000	48,250
5.875%, due 11/15/24	35,000	33,775
DISH Network Corp. CVRT
3.375%, due 08/15/26	250,000	200,973
Embarq Corp.
7.995%, due 06/01/36	50,000	49,500
Entercom Media Corp.
7.250%, due 11/01/24 (b)(d)	30,000	25,050

Expedia Group, Inc.
5.950%, due 08/15/20	35,000	34,528
5.000%, due 02/15/26	190,000	171,950
3.800%, due 02/15/28	240,000	212,100
3.250%, due 02/15/30	195,000	163,673
Front Range BidCo, Inc.
4.000%, due 03/01/27 (b)	35,000	33,425
6.125%, due 03/01/28 (b)	15,000	14,250
Frontier Communications Corp.
8.000%, due 04/01/27 (b)	45,000	44,325
GCI Liberty, Inc. CVRT
1.750%, due 09/30/46 (b)	270,000	341,045
GCI LLC
6.625%, due 06/15/24 (b)	320,000	315,200
Gogo Intermediate Holdings LLC
9.875%, due 05/01/24 (b)	30,000	23,925
Gray Television, Inc.
7.000%, due 05/15/27 (b)	90,000	89,550
GTT Communications, Inc.
7.875%, due 12/31/24 (b)	60,000	38,700
HC2 Holdings, Inc.
11.500%, due 12/01/21 (b)	130,000	122,525
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	30,000	30,000
IAC Financeco 2, Inc. CVRT
0.875%, due 06/15/26 (b)	250,000	229,557
iHeartCommunications, Inc.
8.375%, due 05/01/27	40,000	34,200
Lamar Media Corp.
3.750%, due 02/15/28 (b)	20,000	18,600
4.000%, due 02/15/30 (b)	5,000	4,675
Level 3 Financing, Inc.
5.250%, due 03/15/26	45,000	45,000
Match Group, Inc.
4.125%, due 08/01/30 (b)	160,000	144,000
Midcontinent Communications
5.375%, due 08/15/27 (b)	20,000	19,650
Netflix, Inc.
5.875%, due 11/15/28	50,000	53,500
5.375%, due 11/15/29 (b)	210,000	219,450
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24 (b)	50,000	47,500
5.625%, due 07/15/27 (b)	55,000	52,525
Outfront Media Capital LLC
5.000%, due 08/15/27 (b)	110,000	101,750
Scripps Escrow, Inc.
5.875%, due 07/15/27 (b)	30,000	26,400
Sinclair Television Group, Inc.
5.125%, due 02/15/27 (b)	25,000	21,188
Sirius XM Radio, Inc.
4.625%, due 05/15/23 (b)	115,000	114,712
4.625%, due 07/15/24 (b)	15,000	15,150
5.375%, due 07/15/26 (b)	120,000	122,250
5.000%, due 08/01/27 (b)	25,000	25,188
Sprint Capital Corp.
6.875%, due 11/15/28	65,000	74,100
Sprint Corp.
7.125%, due 06/15/24	60,000	65,550
7.625%, due 03/01/26	25,000	28,063
7.250%, due 02/01/28 (b)	15,000	15,000
TEGNA, Inc.
5.000%, due 09/15/29 (b)	30,000	27,000
Terrier Media Buyer, Inc.
8.875%, due 12/15/27 (b)	30,000	25,650

The Interpublic Group of Cos., Inc.
4.650%, due 10/01/28	55,000	56,186
5.400%, due 10/01/48	40,000	42,169
T-Mobile USA, Inc.
6.500%, due 01/15/26	160,000	167,600
4.500%, due 02/01/26	70,000	71,225
5.375%, due 04/15/27	25,000	25,750
Townsquare Media, Inc.
6.500%, due 04/01/23 (b)	30,000	28,500
Twitter, Inc.
3.875%, due 12/15/27 (b)	39,000	37,440
Uber Technologies, Inc.
7.500%, due 09/15/27 (b)	35,000	34,519
Verizon Communications, Inc.
4.329%, due 09/21/28	279,000	321,776
4.016%, due 12/03/29	245,000	275,999
ViacomCBS, Inc.
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (a)	50,000	43,000
ViaSat, Inc.
5.625%, due 09/15/25 (b)	25,000	23,344
5.625%, due 04/15/27 (b)	5,000	4,937
		8,527,937
Consumer, Cyclical - 1.9%
Allison Transmission, Inc.
5.875%, due 06/01/29 (b)	30,000	28,650
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26	25,000	10,375
American Airlines Group, Inc.
5.000%, due 06/01/22 (b)	110,000	88,550
Asbury Automotive Group, Inc.
4.500%, due 03/01/28 (b)	19,000	16,340
4.750%, due 03/01/30 (b)	4,000	3,440
Ashton Woods USA LLC
6.750%, due 08/01/25 (b)	30,000	24,000
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25 (b)	60,000	54,150
Boyd Gaming Corp.
4.750%, due 12/01/27 (b)	45,000	37,125
Caesars Resort Collection LLC
5.250%, due 10/15/25 (b)	80,000	57,700
Carvana Co.
8.875%, due 10/01/23 (b)	15,000	14,175
CCM Merger, Inc.
6.000%, due 03/15/22 (b)	50,000	42,000
Cedar Fair LP
5.250%, due 07/15/29 (b)	25,000	21,250
Century Communities, Inc.
5.875%, due 07/15/25	50,000	42,750
Core & Main LP
6.125%, due 08/15/25 (b)	30,000	27,900
Dana, Inc.
5.500%, due 12/15/24	50,000	44,250
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 06/10/28	100,000	90,875
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.000%, due 06/10/28	100,000	90,875
Delta Air Lines, Inc.
3.625%, due 03/15/22	115,000	107,525
2.900%, due 10/28/24	60,000	48,000
Dollar Tree, Inc.
4.000%, due 05/15/25	110,000	113,168
Eldorado Resorts, Inc.
6.000%, due 04/01/25	45,000	40,500

General Motors Financial Co., Inc.
2.890%, due 01/05/23 (3 Month U.S. LIBOR + 0.990%) (a)	150,000	126,089
3.950%, due 04/13/24	40,000	36,284
Golden Entertainment, Inc.
7.625%, due 04/15/26 (b)	35,000	22,400
Golden Nugget, Inc.
6.750%, due 10/15/24 (b)	115,000	71,300
H&E Equipment Services, Inc.
5.625%, due 09/01/25	50,000	47,000
Hasbro, Inc.
3.500%, due 09/15/27	55,000	50,746
IAA, Inc.
5.500%, due 06/15/27 (b)	30,000	28,987
Installed Building Products, Inc.
5.750%, due 02/01/28 (b)	30,000	28,500
IRB Holding Corp.
6.750%, due 02/15/26 (b)	45,000	36,000
KFC Holding Co.
5.000%, due 06/01/24 (b)	110,000	106,700
5.250%, due 06/01/26 (b)	235,000	237,644
L Brands, Inc.
6.750%, due 07/01/36	30,000	22,500
Lennar Corp.
5.375%, due 10/01/22	25,000	25,500
4.500%, due 04/30/24	65,000	63,375
5.875%, due 11/15/24	50,000	51,125
5.250%, due 06/01/26	30,000	29,850
4.750%, due 11/29/27	295,000	294,262
Lions Gate Capital Holdings LLC
6.375%, due 02/01/24 (b)	320,000	272,000
5.875%, due 11/01/24 (b)	108,000	92,880
Live Nation Entertainment, Inc.
4.750%, due 10/15/27 (b)	130,000	116,187
Lowe's Cos., Inc.
3.700%, due 04/15/46	45,000	42,575
LTF Merger Sub, Inc.
8.500%, due 06/15/23 (b)	45,000	36,787
M/I Homes, Inc.
4.950%, due 02/01/28 (b)	30,000	25,463
Mattel, Inc.
5.875%, due 12/15/27 (b)	30,000	30,600
McDonald's Corp.
3.625%, due 05/01/43	15,000	14,573
3.625%, due 09/01/49	25,000	25,323
Meritage Homes Corp.
6.000%, due 06/01/25	30,000	27,750
MGM Resorts International
6.000%, due 03/15/23	25,000	23,625
5.750%, due 06/15/25	17,000	15,215
Michaels Stores, Inc.
8.000%, due 07/15/27 (b)	30,000	22,200
Murphy Oil USA, Inc.
5.625%, due 05/01/27	30,000	29,250
Navistar International Corp.
6.625%, due 11/01/25 (b)	25,000	21,125
Panther BF Aggregator 2 LP
6.250%, due 05/15/26 (b)	45,000	42,525
Penn National Gaming, Inc.
5.625%, due 01/15/27 (b)	30,000	22,050
Performance Food Group, Inc.
5.500%, due 10/15/27 (b)	70,000	65,100
PetSmart, Inc.
7.125%, due 03/15/23 (b)	45,000	41,737
5.875%, due 06/01/25 (b)	40,000	39,900

Scientific Games International, Inc.
5.000%, due 10/15/25 (b)	50,000	43,500
7.250%, due 11/15/29 (b)	30,000	18,750
Sonic Automotive, Inc.
6.125%, due 03/15/27	25,000	22,500
Speedway Motorsports LLC
4.875%, due 11/01/27 (b)	25,000	22,250
Staples, Inc.
7.500%, due 04/15/26 (b)	45,000	39,769
Station Casinos LLC
4.500%, due 02/15/28 (b)	30,000	24,300
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28 (b)	30,000	27,000
Tempur Sealy International, Inc.
5.500%, due 06/15/26	124,000	110,050
Tenneco, Inc.
5.000%, due 07/15/26	15,000	9,413
The Home Depot, Inc.
3.900%, due 06/15/47	55,000	62,412
3.125%, due 12/15/49	20,000	20,157
The William Carter Co.
5.625%, due 03/15/27 (b)	30,000	29,100
Twin River Worldwide Holdings, Inc.
6.750%, due 06/01/27 (b)	40,000	29,900
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (b)	30,000	27,300
WMG Acquisition Corp.
5.500%, due 04/15/26 (b)	250,000	245,000
Wolverine World Wide, Inc.
5.000%, due 09/01/26 (b)	30,000	27,000
Yum! Brands, Inc.
7.750%, due 04/01/25	10,000	10,513
4.750%, due 01/15/30 (b)	412,000	387,280
		4,444,919
Consumer, Non-cyclical - 2.9%
AbbVie, Inc.
4.700%, due 05/14/45	35,000	39,313
4.875%, due 11/14/48	100,000	115,173
Acadia Healthcare Co., Inc.
6.500%, due 03/01/24	25,000	24,375
Albertsons Cos., Inc.
4.625%, due 01/15/27 (b)	35,000	34,825
5.875%, due 02/15/28 (b)	25,000	25,187
Allied Universal Holdco LLC
6.625%, due 07/15/26 (b)	45,000	44,100
9.750%, due 07/15/27 (b)	60,000	56,100
Altria Group, Inc.
4.500%, due 05/02/43	100,000	97,077
AMN Healthcare, Inc.
4.625%, due 10/01/27 (b)	30,000	28,410
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46	50,000	56,357
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	100,000	106,037
Anthem, Inc.
2.375%, due 01/15/25	25,000	24,661
Avantor, Inc.
9.000%, due 10/01/25 (b)	40,000	42,000
B&G Foods, Inc.
5.250%, due 04/01/25	20,000	19,700
5.250%, due 09/15/27	20,000	19,400
BAT Capital Corp.
4.540%, due 08/15/47	100,000	90,875

Bausch Health Americas, Inc.
8.500%, due 01/31/27 (b)		25,000	26,000
Bristol-Myers Squibb Co.
4.550%, due 02/20/48 (b)		170,000	219,230
Cardtronics, Inc.
5.500%, due 05/01/25 (b)		30,000	28,200
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (b)		30,000	29,100
Centene Corp.
4.750%, due 01/15/25		50,000	50,625
5.375%, due 08/15/26 (b)		40,000	40,800
4.250%, due 12/15/27 (b)		20,000	19,600
4.625%, due 12/15/29 (b)		15,000	15,075
3.375%, due 02/15/30 (b)		50,000	46,500
Cigna Corp.
2.721%, due 07/15/23 (3 Month U.S. LIBOR + 0.890%) (a)		95,000	87,819
4.900%, due 12/15/48		180,000	213,238
Constellation Brands, Inc.
3.150%, due 08/01/29		115,000	107,132
Cott Holdings, Inc.
5.500%, due 04/01/25 (b)		85,000	81,387
CVS Health Corp.
3.625%, due 04/01/27		100,000	102,374
5.050%, due 03/25/48		100,000	113,816
DaVita, Inc.
5.125%, due 07/15/24		35,000	34,650
Graham Holdings Co.
5.750%, due 06/01/26 (b)		170,000	163,200
HCA, Inc.
5.375%, due 02/01/25		300,000	306,750
5.375%, due 09/01/26		45,000	46,350
4.125%, due 06/15/29		190,000	190,000
3.500%, due 09/01/30		531,000	484,538
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27 (b)		30,000	29,550
JBS USA LUX SA
5.875%, due 07/15/24 (b)		10,000	10,125
5.750%, due 06/15/25 (b)		5,000	5,050
6.750%, due 02/15/28 (b)		99,000	105,683
KeHE Distributors LLC
8.625%, due 10/15/26 (b)		25,000	25,125
Kraft Heinz Foods Co.
3.950%, due 07/15/25		20,000	19,975
5.000%, due 07/15/35		25,000	25,022
5.200%, due 07/15/45		45,000	43,507
Kronos Acquisition Holdings, Inc.
9.000%, due 08/15/23 (b)		40,000	32,800
LifePoint Health, Inc.
4.375%, due 02/15/27 (b)		60,000	57,450
Molina Healthcare, Inc.
5.375%, due 11/15/22		25,000	24,875
Molson Coors Beverage Co.
1.250%, due 07/15/24	EUR	150,000	162,695
MPH Acquisition Holdings LLC
7.125%, due 06/01/24 (b)		$90,000	79,200
NBM US Holdings, Inc.
7.000%, due 05/14/26 (b)		500,000	450,000
Ortho-Clinical Diagnostics, Inc.
7.250%, due 02/01/28 (b)		30,000	25,350
Par Pharmaceutical, Inc.
7.500%, due 04/01/27 (b)		75,000	74,625
Pilgrim's Pride Corp.
5.750%, due 03/15/25 (b)		25,000	25,125
5.875%, due 09/30/27 (b)		75,000	75,375

Polaris Intermediate Corp.
8.500%, due 12/01/22 (b)		25,000	19,563
Post Holdings, Inc.
5.000%, due 08/15/26 (b)		430,000	438,600
5.750%, due 03/01/27 (b)		365,000	372,300
5.625%, due 01/15/28 (b)		325,000	330,688
5.500%, due 12/15/29 (b)		55,000	55,000
4.625%, due 04/15/30 (b)		40,000	38,300
Radiology Partners, Inc.
9.250%, due 02/01/28 (b)		35,000	30,100
Select Medical Corp.
6.250%, due 08/15/26 (b)		415,000	415,000
Smithfield Foods, Inc.
4.250%, due 02/01/27 (b)		115,000	108,596
Spectrum Brands, Inc.
5.750%, due 07/15/25		30,000	28,050
Sysco Corp.
5.950%, due 04/01/30		20,000	21,052
Tenet Healthcare Corp.
6.750%, due 06/15/23		30,000	27,675
5.125%, due 11/01/27 (b)		60,000	57,450
The Hertz Corp.
7.125%, due 08/01/26 (b)		30,000	15,150
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000	108,166
0.500%, due 03/01/28	EUR	100,000	99,568
United Rentals North America, Inc.
6.500%, due 12/15/26		$30,000	30,300
4.875%, due 01/15/28		50,000	48,250
4.000%, due 07/15/30		5,000	4,400
Verscend Escrow Corp.
9.750%, due 08/15/26 (b)		92,000	89,700
Vizient, Inc.
6.250%, due 05/15/27 (b)		35,000	34,650
West Street Merger Sub, Inc.
6.375%, due 09/01/25 (b)		80,000	69,200
			6,943,264
Energy - 1.3%
Antero Midstream Partners LP
5.750%, due 03/01/27 (b)		20,000	12,600
Archrock Partners LP
6.250%, due 04/01/28 (b)		30,000	20,700
Calfrac Holdings LP
10.875%, due 03/15/26 (b)(c)		6,600	1,650
Callon Petroleum Co.
6.250%, due 04/15/23		30,000	6,750
Cheniere Energy Partners LP
5.250%, due 10/01/25		25,000	23,000
5.625%, due 10/01/26		85,000	78,200
Crestwood Midstream Partners LP
6.250%, due 04/01/23		25,000	14,125
5.750%, due 04/01/25		30,000	17,325
DCP Midstream Operating LP
5.375%, due 07/15/25		199,000	134,325
Delek Logistics Partners LP
6.750%, due 05/15/25		75,000	73,687
Energy Transfer Operating LP
4.750%, due 01/15/26		60,000	54,675
5.500%, due 06/01/27		80,000	69,800
6.000%, due 06/15/48		175,000	138,469
7.125%, Perpetual (5 Year CMT Rate + 5.306%) (a)		175,000	107,406
Enterprise Products Operating LLC
3.125%, due 07/31/29		450,000	417,675

Enviva Partners LP
6.500%, due 01/15/26 (b)	30,000	28,950
EOG Resources, Inc.
4.150%, due 01/15/26	85,000	87,884
Exxon Mobil Corp.
3.095%, due 08/16/49	45,000	45,747
Gulfport Energy Corp.
6.375%, due 05/15/25 (c)	40,000	8,600
Halliburton Co.
2.920%, due 03/01/30	60,000	46,950
Hess Midstream Operations LP
5.625%, due 02/15/26 (b)	30,000	20,700
5.125%, due 06/15/28 (b)	50,000	34,500
HilCorp. Energy I LP
6.250%, due 11/01/28 (b)	35,000	15,050
Indigo Natural Resources LLC
6.875%, due 02/15/26 (b)	20,000	13,800
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38	45,000	47,925
Kinder Morgan, Inc.
4.300%, due 06/01/25	85,000	86,598
5.200%, due 03/01/48	100,000	113,133
Magnolia Oil & Gas Operating LLC
6.000%, due 08/01/26 (b)	60,000	31,800
Marathon Oil Corp.
4.400%, due 07/15/27	359,000	238,735
Marathon Petroleum Corp.
5.125%, due 12/15/26	50,000	52,250
Montage Resources Corp.
8.875%, due 07/15/23	25,000	16,625
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26 (b)	25,000	7,250
Murphy Oil Corp.
5.750%, due 08/15/25	30,000	16,050
Oasis Petroleum, Inc.
6.875%, due 03/15/22	35,000	7,087
Occidental Petroleum Corp.
2.900%, due 08/15/24	60,000	33,150
PBF Holding Co. LLC
7.250%, due 06/15/25	139,000	93,130
6.000%, due 02/15/28 (b)	15,000	10,088
PBF Logistics LP
6.875%, due 05/15/23	30,000	16,950
Peabody Energy Corp.
6.000%, due 03/31/22 (b)	30,000	21,000
QEP Resources, Inc.
5.625%, due 03/01/26	30,000	10,950
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	50,000	45,000
SunCoke Energy Partners LP
7.500%, due 06/15/25 (b)	45,000	32,850
Sunoco LP
5.500%, due 02/15/26	25,000	21,500
6.000%, due 04/15/27	35,000	30,100
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (b)	30,000	15,600
Targa Resources Partners LP
5.875%, due 04/15/26	45,000	37,125
6.500%, due 07/15/27	5,000	4,200
6.875%, due 01/15/29	30,000	24,600
5.500%, due 03/01/30 (b)	60,000	46,200

The Williams Cos., Inc.
4.300%, due 03/04/24		75,000	68,344
4.550%, due 06/24/24		307,000	279,370
USA Compression Partners LP
6.875%, due 09/01/27		75,000	46,875
Valero Energy Corp.
3.400%, due 09/15/26		90,000	81,597
Viper Energy Partners LP
5.375%, due 11/01/27 (b)		30,000	25,050
WPX Energy, Inc.
5.250%, due 10/15/27		30,000	16,650
4.500%, due 01/15/30		35,000	18,900
			3,069,250
Financial - 3.7%
AG Issuer LLC
6.250%, due 03/01/28 (b)		5,000	4,225
Air Lease Corp.
3.250%, due 03/01/25		110,000	89,100
Alexandria Real Estate Equities, Inc.
4.000%, due 01/15/24		110,000	114,938
4.850%, due 04/15/49		25,000	25,821
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (b)		30,000	28,162
Ally Financial, Inc.
5.750%, due 11/20/25		50,000	48,937
American Express Co.
3.400%, due 02/22/24		115,000	119,923
American International Group, Inc.
4.375%, due 01/15/55		120,000	114,670
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000	111,840
3.950%, due 03/15/29		$50,000	51,858
Athene Global Funding
3.000%, due 07/01/22 (b)		120,000	118,462
Bank of America Corp.
3.419%, due 12/20/28 (3 Month U.S. LIBOR + 1.040%) (a)		101,000	104,312
3.974%, due 02/07/30 (3 Month U.S. LIBOR + 1.210%) (a)		130,000	140,471
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000	147,381
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000	209,233
Brookfield Finance LLC
3.450%, due 04/15/50		$30,000	23,974
Capital One Financial Corp.
2.490%, due 01/30/23 (3 Month U.S. LIBOR + 0.720%) (a)		120,000	112,046
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000	164,484
CIT Group, Inc.
5.250%, due 03/07/25		$25,000	24,125
6.125%, due 03/09/28		30,000	28,275
5.800%, Perpetual (3 Month U.S. LIBOR + 3.972%) (a)		35,000	30,100
Citigroup, Inc.
2.406%, due 05/04/21 (3 Month Australian Bank Bill Swap Rate + 1.550%) (a)	AUD	245,000	151,265
0.107%, due 03/21/23 (3 Month EURIBOR + 0.500%) (a)	EUR	170,000	175,479
2.792%, due 05/17/24 (3 Month U.S. LIBOR + 1.100%) (a)		$115,000	105,552
4.125%, due 07/25/28		115,000	119,445
Crown Castle International Corp.
3.800%, due 02/15/28		170,000	169,832
Discover Financial Services
4.100%, due 02/09/27		80,000	76,981
Equinix, Inc.
3.200%, due 11/18/29		105,000	97,214
Equitable Holdings, Inc.
3.900%, due 04/20/23		170,000	169,700

ESH Hospitality, Inc.
5.250%, due 05/01/25 (b)		220,000	185,350
First Maryland Capital II
2.613%, due 02/01/27 (3 Month U.S. LIBOR + 0.850%) (a)		250,000	238,057
Freedom Mortgage Corp.
8.250%, due 04/15/25 (b)		20,000	15,900
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (b)		35,000	32,025
Icahn Enterprises LP
6.250%, due 05/15/26		30,000	28,650
5.250%, due 05/15/27		30,000	27,750
JPMorgan Chase & Co
2.099%, due 06/07/21 (3 Month U.S. LIBOR + 1.100%) (a)		50,000	49,627
2.005%, due 03/13/26 (SOFR Rate + 1.585%) (a)		290,000	286,737
3.625%, due 12/01/27		135,000	139,749
4.600%, Perpetual (SOFR Rate + 3.125%) (a)		200,000	176,000
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (b)		50,000	46,662
LPL Holdings, Inc.
4.625%, due 11/15/27 (b)		30,000	27,450
MGIC Investment Corp.
5.750%, due 08/15/23		135,000	124,200
MGM Growth Properties Operating Partnership LP
5.625%, due 05/01/24		50,000	47,625
Morgan Stanley
3.737%, due 04/24/24 (3 Month U.S. LIBOR + 0.847%) (a)		110,000	112,480
MPT Operating Partnership LP
5.250%, due 08/01/26		55,000	54,725
5.000%, due 10/15/27		50,000	47,250
National Retail Properties, Inc.
2.500%, due 04/15/30		25,000	22,313
Nationstar Mortgage Holdings, Inc.
8.125%, due 07/15/23 (b)		45,000	43,987
6.000%, due 01/15/27 (b)		230,000	193,775
Navient Corp.
5.000%, due 03/15/27		50,000	43,000
NFP Corp.
6.875%, due 07/15/25 (b)		55,000	51,700
Prudential Financial, Inc.
3.905%, due 12/07/47		50,000	48,549
Public Storage
3.385%, due 05/01/29		50,000	50,004
Quicken Loans, Inc.
5.250%, due 01/15/28 (b)		30,000	29,581
Realogy Group LLC
5.250%, due 12/01/21 (b)		30,000	28,312
Santander Holdings USA, Inc.
3.400%, due 01/18/23		120,000	112,632
SBA Communications Corp.
4.875%, due 09/01/24		33,000	33,454
3.875%, due 02/15/27 (b)		220,000	220,550
Springleaf Finance Corp.
7.125%, due 03/15/26		50,000	49,375
6.625%, due 01/15/28		40,000	37,750
5.375%, due 11/15/29		20,000	18,000
Synchrony Financial
3.950%, due 12/01/27		55,000	51,108
Synovus Financial Corp.
5.750%, due 12/15/25 (3 Month U.S. LIBOR + 4.182%) (a)		300,000	306,117
The Goldman Sachs Group, Inc.
3.625%, due 02/20/24		115,000	119,038
1.375%, due 05/15/24	EUR	150,000	162,063
3.500%, due 04/01/25		$165,000	167,417
2.000%, due 11/01/28	EUR	75,000	80,612

Truist Financial Corp.
3.875%, due 03/19/29		$115,000	116,715
US Bancorp
2.650%, due 05/23/22		155,000	157,530
3.375%, due 02/05/24		99,000	103,131
0.850%, due 06/07/24	EUR	545,000	578,035
3.600%, due 09/11/24		$55,000	57,175
3.150%, due 04/27/27		170,000	175,817
USB Capital IX
3.500%, Perpetual (3 Month U.S. LIBOR + 1.020%) (a)		310,000	233,275
VICI Properties LP
3.750%, due 02/15/27 (b)		5,000	4,713
4.625%, due 12/01/29 (b)		70,000	63,700
4.125%, due 08/15/30 (b)		150,000	141,000
Wachovia Capital Trust III
5.570%, Perpetual (3 Month U.S. LIBOR + 0.930%) (a)		345,000	337,238
Wells Fargo & Co.
2.204%, due 07/27/21 (3 Month Australian Bank Bill Swap Rate + 1.320%) (a)	AUD	200,000	123,126
3.250%, due 04/27/22	AUD	200,000	127,085
2.879%, due 10/30/30 (3 Month U.S. LIBOR + 1.170%) (a)		$30,000	29,738
4.750%, due 12/07/46		175,000	201,833
Welltower, Inc.
3.950%, due 09/01/23		115,000	116,188
Willis North America, Inc.
4.500%, due 09/15/28		50,000	55,156
			9,008,834
Industrial - 1.6%
Advanced Disposal Services, Inc.
5.625%, due 11/15/24 (b)		50,000	50,562
AECOM
5.875%, due 10/15/24		235,000	223,250
5.125%, due 03/15/27		325,000	292,500
Amsted Industries, Inc.
5.625%, due 07/01/27 (b)		30,000	29,625
Ball Corp.
4.000%, due 11/15/23		360,000	362,700
5.250%, due 07/01/25		275,000	294,250
4.875%, due 03/15/26		185,000	192,169
Berry Global, Inc.
5.625%, due 07/15/27 (b)		210,000	213,150
BMC East LLC
5.500%, due 10/01/24 (b)		25,000	24,062
BNSF Funding Trust I
6.613%, due 12/15/55 (3 Month U.S. LIBOR + 2.350%) (a)		107,000	103,451
Builders FirstSource, Inc.
6.750%, due 06/01/27 (b)		23,000	22,425
5.000%, due 03/01/30 (b)		45,000	40,837
Burlington Northern Santa Fe LLC
4.450%, due 03/15/43		10,000	11,689
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (b)		30,000	27,750
Clean Harbors, Inc.
5.125%, due 07/15/29 (b)		30,000	27,937
Crown Americas LLC
4.500%, due 01/15/23		190,000	191,900
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		175,000	179,375
CSX Corp.
3.800%, due 11/01/46		50,000	50,636
4.500%, due 08/01/54		25,000	25,073
FedEx Corp.
4.950%, due 10/17/48		210,000	205,098

Flex Acquisition Co., Inc.
6.875%, due 01/15/25 (b)	45,000	42,075
FXI Holdings, Inc.
7.875%, due 11/01/24 (b)	20,000	13,750
Gates Global LLC
6.250%, due 01/15/26 (b)	25,000	22,125
General Electric Co
5.875%, due 01/14/38	25,000	29,383
Granite US Holdings Corp.
11.000%, due 10/01/27 (b)	30,000	25,800
Griffon Corp.
5.750%, due 03/01/28 (b)	30,000	28,200
Itron, Inc.
5.000%, due 01/15/26 (b)	50,000	46,000
John Deere Capital Corp.
3.450%, due 01/10/24	80,000	79,460
2.600%, due 03/07/24	30,000	31,082
Koppers, Inc.
6.000%, due 02/15/25 (b)	50,000	39,562
Mauser Packaging Solutions Holding Co.
7.250%, due 04/15/25 (b)	20,000	15,400
Owens Corning
3.950%, due 08/15/29	105,000	102,275
4.400%, due 01/30/48	60,000	54,025
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23 (b)	50,000	48,750
Packaging Corp. of America
3.000%, due 12/15/29	30,000	30,251
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (b)	60,000	62,534
PGT Innovations, Inc.
6.750%, due 08/01/26 (b)	50,000	47,875
Reynolds Group Issuer, Inc.
5.125%, due 07/15/23 (b)	30,000	29,550
Sealed Air Corp.
5.500%, due 09/15/25 (b)	30,000	30,750
Silgan Holdings, Inc.
4.125%, due 02/01/28 (b)	35,000	32,200
SSL Robotics LLC
9.750%, due 12/31/23 (b)	25,000	26,000
Standard Industries, Inc.
5.000%, due 02/15/27 (b)	50,000	45,625
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (b)	30,000	29,813
Summit Materials LLC
5.125%, due 06/01/25 (b)	30,000	27,900
The Kenan Advantage Group, Inc.
7.875%, due 07/31/23 (b)	5,000	4,175
TransDigm, Inc.
6.500%, due 05/15/25	25,000	23,750
6.250%, due 03/15/26 (b)	50,000	49,875
6.375%, due 06/15/26	15,000	14,250
5.500%, due 11/15/27 (b)	65,000	58,338
Triumph Group, Inc.
7.750%, due 08/15/25	25,000	17,500
Waste Management, Inc.
4.000%, due 07/15/39	45,000	48,954
WRKCo, Inc.
3.750%, due 03/15/25	50,000	50,443
Zekelman Industries, Inc.
9.875%, due 06/15/23 (b)	11,000	10,863
		3,786,972

Technology - 1.0%
Apple, Inc.
0.875%, due 05/24/25	EUR	115,000	127,940
Ascend Learning LLC
6.875%, due 08/01/25 (b)		$25,000	23,375
Banff Merger Sub, Inc.
9.750%, due 09/01/26 (b)		165,000	144,375
Broadcom, Inc.
4.750%, due 04/15/29 (b)		311,000	315,729
Castle US Holding Corp.
9.500%, due 02/15/28 (b)		30,000	28,650
CDW LLC
5.000%, due 09/01/25		35,000	35,000
Change Healthcare Holdings LLC
5.750%, due 03/01/25 (b)		50,000	46,500
Dell International LLC
7.125%, due 06/15/24 (b)		25,000	25,812
5.300%, due 10/01/29 (b)		280,000	272,135
8.350%, due 07/15/46 (b)		287,000	339,317
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24		25,000	22,750
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	100,000	107,093
1.000%, due 12/03/28	EUR	100,000	101,576
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000	105,458
3.500%, due 07/01/29		$285,000	296,029
Genesys Telecommunications Laboratories, Inc.
10.000%, due 11/30/24 (b)		60,000	61,950
MSCI, Inc.
5.750%, due 08/15/25 (b)		25,000	25,687
3.625%, due 09/01/30 (b)		40,000	37,400
MTS Systems Corp.
5.750%, due 08/15/27 (b)		30,000	27,975
Oracle Corp.
3.600%, due 04/01/50		50,000	49,973
RP Crown Parent LLC
7.375%, due 10/15/24 (b)		25,000	24,000
Science Applications International Corp.
4.875%, due 04/01/28 (b)		20,000	19,200
SS&C Technologies, Inc.
5.500%, due 09/30/27 (b)		160,000	166,800
Tempo Acquisition LLC
6.750%, due 06/01/25 (b)		30,000	27,825
Texas Instruments, Inc.
3.875%, due 03/15/39		20,000	23,170
Vericast Corp.
8.375%, due 08/15/22 (b)		65,000	50,050
			2,505,769
Utilities - 0.7%
American Electric Power Co., Inc.
3.250%, due 03/01/50		30,000	27,101
Calpine Corp.
5.750%, due 01/15/25		25,000	23,375
5.125%, due 03/15/28 (b)		40,000	36,700
Clearway Energy Operating LLC
4.750%, due 03/15/28 (b)		25,000	23,000
Dominion Energy, Inc.
4.650%, Perpetual (5 Year CMT Rate + 2.993%) (a)		180,000	161,100
Duke Energy Corp.
4.875%, Perpetual (5 Year CMT Rate + 3.388%) (a)		150,000	127,500
Duke Energy Indiana LLC
3.750%, due 05/15/46		35,000	37,053
Entergy Louisiana LLC
2.900%, due 03/15/51		18,000	16,700

Georgia Power Co.
2.200%, due 09/15/24		55,000	57,932
Mississippi Power Co.
4.250%, due 03/15/42		130,000	132,937
Monongahela Power Co.
5.400%, due 12/15/43 (b)		65,000	71,725
NextEra Energy Capital Holdings, Inc.
2.403%, due 09/01/21		165,000	164,587
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (a)		110,000	101,750
NRG Energy, Inc.
6.625%, due 01/15/27		182,000	188,370
5.750%, due 01/15/28		65,000	65,650
NRG Energy, Inc. CVRT
2.750%, due 06/01/48		200,000	192,774
Southern California Edison Co.
3.650%, due 02/01/50		25,000	24,589
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (b)		45,000	47,910
Vistra Operations Co. LLC
3.550%, due 07/15/24 (b)		175,000	164,719
5.625%, due 02/15/27 (b)		64,000	66,000
			1,731,472
Total Corporate Bonds (Cost $43,894,846)			$41,264,354

FOREIGN BONDS - 19.6%
Argentina - 0.2%
Banco Macro SA
6.750%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (a)		550,000	$402,875
Australia - 0.2%
Asian Development Bank
5.000%, due 03/09/22	AUD	110,000	73,096
Commonwealth Bank of Australia
3.900%, due 07/12/47 (b)		$45,000	41,463
International Bank for Reconstruction & Development
2.800%, due 01/13/21	AUD	220,000	137,391
Queensland Treasury Corp.
5.500%, due 06/21/21	AUD	335,000	218,567
			470,517
Austria - 0.2%
JBS Investments II GmbH
5.750%, due 01/15/28 (b)		$300,000	291,000
Republic of Austria Government Bond
0.500%, due 02/20/29 (b)	EUR	190,000	219,484
			510,484
Bermuda - 0.2%
Digicel Group Two Ltd.
9.125%, due 04/01/24 (b)(c)(d)		$608,591	57,816
Geopark Ltd.
6.500%, due 09/21/24		600,000	312,750
Viking Cruises Ltd.
5.875%, due 09/15/27 (b)		105,000	61,950
			432,516
Brazil - 0.6%
Banco Bradesco SA
5.750%, due 03/01/22		200,000	202,754
Banco BTG Pactual SA
7.750%, due 02/15/29 (5 Year CMT Rate + 5.257%) (a)(b)		600,000	528,000
Banco do Brasil SA
6.250%, Perpetual (10 Year CMT Rate + 4.398%) (a)		500,000	390,000
Natura Cosmeticos SA
5.375%, due 02/01/23 (b)		200,000	185,750
Petrobras Global Finance BV
5.999%, due 01/27/28		45,000	42,863
			1,349,367

Britain - 0.4%
European Investment Bank
0.421%, due 06/29/23 (SONIA Rate + 0.350%) (a)	GBP	100,000	124,153
United Kingdom Gilt
3.750%, due 09/07/20	GBP	250,000	315,306
0.500%, due 07/22/22	GBP	165,000	206,545
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (b)		$200,000	73,000
Vedanta Resources Ltd.
6.125%, due 08/09/24		400,000	146,000
			865,004
British Virgin - 0.4%
Radiant Access Ltd.
4.600%, Perpetual		400,000	374,500
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33		552,000	502,320
			876,820
Canada - 2.3%
1011778 BC ULC
4.250%, due 05/15/24 (b)		245,000	245,612
5.000%, due 10/15/25 (b)		370,000	357,050
3.875%, due 01/15/28 (b)		265,000	251,750
ATS Automation Tooling Systems, Inc.
6.500%, due 06/15/23 (b)		50,000	49,125
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (a)		55,000	53,144
Bausch Health Cos, Inc.
5.000%, due 01/30/28 (b)		300,000	282,000
5.250%, due 01/30/30 (b)		510,000	479,400
Bausch Health Cos., Inc.
5.875%, due 05/15/23 (b)		21,000	20,632
6.125%, due 04/15/25 (b)		44,000	43,670
5.500%, due 11/01/25 (b)		115,000	115,575
9.000%, due 12/15/25 (b)		95,000	99,988
Baytex Energy Corp.
8.750%, due 04/01/27 (b)		30,000	11,400
Bombardier, Inc.
8.750%, due 12/01/21 (b)		30,000	24,600
6.000%, due 10/15/22 (b)		35,000	26,250
Canacol Energy Ltd.
7.250%, due 05/03/25 (b)		200,000	164,000
7.250%, due 05/03/25		400,000	328,000
Canadian Government Bond
0.500%, due 03/01/22	CAD	27,000	19,202
2.250%, due 03/01/24	CAD	491,000	371,458
1.500%, due 09/01/24	CAD	60,000	44,288
Cascades, Inc.
5.375%, due 01/15/28 (b)		$25,000	24,062
Cenovus Energy, Inc.
5.250%, due 06/15/37		175,000	77,929
Enbridge, Inc.
4.250%, due 12/01/26		390,000	349,467
Garda World Security Corp.
8.750%, due 05/15/25 (b)		70,000	64,400
GFL Environmental, Inc.
5.125%, due 12/15/26 (b)		50,000	48,750
8.500%, due 05/01/27 (b)		27,000	27,101
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000	190,951
Masonite International Corp.
5.375%, due 02/01/28 (b)		$30,000	29,400

Mattamy Group Corp.
4.625%, due 03/01/30 (b)		45,000	38,920
MDC Partners, Inc.
6.500%, due 05/01/24 (b)		30,000	22,200
MEG Energy Corp.
7.000%, due 03/31/24 (b)		12,000	5,460
7.125%, due 02/01/27 (b)		60,000	27,900
National Bank of Canada
2.150%, due 10/07/22 (b)		250,000	245,263
Norbord, Inc.
5.750%, due 07/15/27 (b)		25,000	23,187
Nutrien Ltd.
4.200%, due 04/01/29		55,000	58,190
Open Text Corp.
5.875%, due 06/01/26 (b)		50,000	52,875
3.875%, due 02/15/28 (b)		30,000	28,312
Parkland Fuel Corp.
5.875%, due 07/15/27 (b)		45,000	42,188
Province of Ontario Canada
2.900%, due 06/02/28	CAD	220,000	169,453
3.450%, due 06/02/45	CAD	195,000	160,300
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000	244,590
3.750%, due 09/01/24	CAD	240,000	187,523
Teck Resources Ltd.
5.200%, due 03/01/42		$25,000	19,183
Telesat LLC
6.500%, due 10/15/27 (b)		45,000	43,594
Tervita Corp.
7.625%, due 12/01/21 (b)		85,000	59,500
TransCanada PipeLines Ltd.
4.250%, due 05/15/28		85,000	86,776
Transcanada Trust
5.500%, due 09/15/79 (3 Month U.S. LIBOR + 4.154%) (a)		148,000	114,700
			5,429,318
Cayman Islands - 0.6%
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (b)		120,000	93,750
Comunicaciones Celulares SA Via Comcel Trust
6.875%, due 02/06/24		200,000	196,500
Cosan Overseas Ltd.
8.250%, Perpetual		200,000	178,250
CSN Islands XII Corp.
7.000%, Perpetual		500,000	289,375
Global Aircraft Leasing Co. Ltd.
6.500%, due 09/15/24 (b)		55,000	34,238
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25		400,000	104,000
Latam Finance Ltd.
6.875%, due 04/11/24		200,000	80,500
7.000%, due 03/01/26 (b)		200,000	91,000
SPARC EM SPC Panama Metro Line 2 SP
0.000%, due 12/05/22 (b)		126,824	117,471
0.000%, due 12/05/22		126,824	117,471
Tecnoglass, Inc.
8.200%, due 01/31/22		200,000	164,500
Transocean Guardian Ltd.
5.875%, due 01/15/24 (b)		12,525	9,926
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (b)		75,000	60,750
Transocean, Inc.
8.000%, due 02/01/27 (b)		30,000	14,250
6.800%, due 03/15/38		30,000	6,600
			1,558,581

Chile - 0.9%
AES Gener SA
7.125%, due 03/26/79 (5 Year USD Swap Rate + 4.644%) (a)(b)		400,000	324,500
7.125%, due 03/26/79 (5 Year USD Swap Rate + 4.644%) (a)		200,000	154,750
Colbun SA
3.950%, due 10/11/27		200,000	191,142
Empresa Electrica Angamos SA
4.875%, due 05/25/29		165,200	156,459
Empresa Electrica Guacolda SA
4.560%, due 04/30/25		400,000	273,908
Empresa Nacional de Telecomunicaciones SA
4.750%, due 08/01/26		400,000	372,000
Engie Energia Chile SA
4.500%, due 01/29/25		200,000	194,446
GNL Quintero SA
4.634%, due 07/31/29		200,000	197,401
Inversiones CMPC SA
4.750%, due 09/15/24		200,000	194,948
Sociedad Quimica y Minera de Chile SA
4.375%, due 01/28/25		200,000	191,698
			2,251,252
Colombia - 0.2%
Bancolombia SA
4.875%, due 10/18/27 (5 Year CMT Rate + 2.929%) (a)		200,000	180,000
4.625%, due 12/18/29 (5 Year CMT Rate + 2.944%) (a)		200,000	177,000
Grupo Aval Ltd.
4.375%, due 02/04/30		200,000	161,250
			518,250
Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana
7.000%, due 02/01/23		300,000	288,000
Dominican Republic International Bond
4.500%, due 01/30/30 (b)		150,000	126,000
6.400%, due 06/05/49 (b)		150,000	130,500
			544,500
Finland - 0.1%
Finland Government Bond
0.500%, due 09/15/28 (b)	EUR	195,000	226,193
Germany - 0.4%
Deutsche Bank AG
6.000%, Perpetual (5 Year CMT Rate + 4.524%) (a)		$200,000	133,000
Kreditanstalt fuer Wiederaufbau
6.000%, due 08/20/20	AUD	240,000	150,535
0.375%, due 03/15/23	EUR	150,000	168,875
2.125%, due 08/15/23	EUR	260,000	310,500
0.000%, due 09/15/23	EUR	80,000	89,152
			852,062
India - 0.5%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (b)		$200,000	180,000
Adani Ports & Special Economic Zone Ltd.
3.950%, due 01/19/22		200,000	185,480
3.375%, due 07/24/24		200,000	167,552
Indian Oil Corp. Ltd.
5.750%, due 08/01/23		300,000	291,108
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (b)		200,000	180,505
NTPC Ltd.
7.250%, due 05/03/22	INR	20,000,000	257,828
			1,262,473

Indonesia - 1.2%
Indonesia Government International Bond
2.625%, due 06/14/23 (b)	EUR	150,000	165,805
2.150%, due 07/18/24 (b)	EUR	150,000	162,330
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	402,000,000	25,416
5.625%, due 05/15/23	IDR	395,000,000	23,477
8.375%, due 03/15/24	IDR	2,879,000,000	182,343
6.500%, due 06/15/25	IDR	1,482,000,000	88,139
8.375%, due 09/15/26	IDR	1,606,000,000	101,106
7.000%, due 05/15/27	IDR	2,374,000,000	138,117
6.125%, due 05/15/28	IDR	2,889,000,000	156,796
9.000%, due 03/15/29	IDR	1,457,000,000	93,369
8.250%, due 05/15/29	IDR	283,000,000	17,553
7.000%, due 09/15/30	IDR	3,142,000,000	180,179
8.750%, due 05/15/31	IDR	3,000,000,000	189,418
6.625%, due 05/15/33	IDR	419,000,000	22,078
7.500%, due 06/15/35	IDR	1,015,000,000	58,317
7.500%, due 05/15/38	IDR	1,447,000,000	80,982
International Bank for Reconstruction & Development
7.450%, due 08/20/21	IDR	2,760,000,000	170,567
Jasa Marga Persero Tbk PT
7.500%, due 12/11/20 (b)	IDR	1,500,000,000	91,075
Pelabuhan Indonesia II PT
4.250%, due 05/05/25 (b)		$200,000	195,750
Pertamina Persero PT
4.300%, due 05/20/23 (b)		200,000	198,500
Perusahaan Listrik Negara PT
4.125%, due 05/15/27 (b)		250,000	241,250
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (b)		200,000	200,250
			2,782,817
Ireland - 0.8%
Ardagh Packaging Finance PLC
5.250%, due 08/15/27 (b)		200,000	201,500
C&W Senior Financing DAC
6.875%, due 09/15/27		600,000	516,000
Cimpress PLC
7.000%, due 06/15/26 (b)		180,000	156,600
Ireland Government Bond
3.900%, due 03/20/23	EUR	200,000	248,462
3.400%, due 03/18/24	EUR	435,000	548,943
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27 (b)		$255,000	250,856
			1,922,361
Isle Of Man - 0.1%
Gohl Capital Ltd.
4.250%, due 01/24/27		200,000	160,000
Israel - 0.3%
Delek & Avner Tamar Bond Ltd.
5.082%, due 12/30/23 (b)		100,000	94,491
5.412%, due 12/30/25 (b)		100,000	93,411
Israel Electric Corp Ltd.
6.875%, due 06/21/23 (b)		200,000	218,306
5.000%, due 11/12/24 (b)		200,000	206,846
			613,054
Japan - 0.5%
Japan Government Five Year Bond
0.100%, due 12/20/23	JPY	90,400,000	847,713
Mitsubishi UFJ Financial Group, Inc.
2.320%, due 03/02/23 (3 Month U.S. LIBOR + 0.740%) (a)		$115,000	107,525
Sony Corp. CVRT
0.000%, due 09/30/22	JPY	16,000,000	194,671
			1,149,909

Jersey - 0.0% (e)
Walnut Bidco PLC
6.750%, due 08/01/24 (b)	EUR	105,000	84,537
Liberia - 0.0% (e)
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28		$25,000	15,719
Luxembourg - 1.3%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000	110,376
2.625%, due 11/15/28	EUR	100,000	113,997
Altice Financing SA
7.500%, due 05/15/26 (b)		$200,000	194,500
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	145,000	154,877
Camelot Finance SA
4.500%, due 11/01/26 (b)		$70,000	66,850
Connect Finco SARL
6.750%, due 10/01/26 (b)		80,000	66,700
CSN Resources SA
7.625%, due 04/17/26 (b)		200,000	130,250
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000	305,577
European Financial Stability Facility
1.875%, due 05/23/23	EUR	125,000	147,531
0.125%, due 10/17/23	EUR	200,000	223,723
Gilex Holding Sarl
8.500%, due 05/02/23 (b)		$150,000	127,500
8.500%, due 05/02/23		150,000	127,500
Intelsat Jackson Holdings SA
8.500%, due 10/15/24 (b)		335,000	211,050
Millicom International Cellular SA
5.125%, due 01/15/28		200,000	174,250
Minerva Luxembourg SA
6.500%, due 09/20/26		600,000	548,250
5.875%, due 01/19/28		200,000	176,500
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (b)	BRL	1,490,000	334,068
Telecom Italia Capital SA
6.375%, due 11/15/33		$30,000	29,775
			3,243,274
Malaysia - 0.5%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	1,045,000	247,041
4.059%, due 09/30/24	MYR	875,000	210,490
3.882%, due 03/14/25	MYR	430,000	102,734
3.899%, due 11/16/27	MYR	600,000	144,074
3.733%, due 06/15/28	MYR	400,000	94,261
3.844%, due 04/15/33	MYR	980,000	228,090
3.828%, due 07/05/34	MYR	360,000	84,861
			1,111,551
Mauritius - 0.1%
Network i2i Ltd.
5.650%, Perpetual (5 Year CMT Rate + 4.277%) (a)(b)		$200,000	156,500
UPL Corp Ltd.
3.250%, due 10/13/21		200,000	191,000
			347,500
Mexico - 1.3%
Banco Actinver SA
9.500%, due 12/18/32 (b)	MXN	3,000,000	117,294
Banco Mercantil del Norte SA
6.875%, Perpetual (5 Year CMT Rate + 5.035%) (a)		$400,000	304,000
7.625%, Perpetual (10 Year CMT Rate + 5.353%) (a)		400,000	304,000
BBVA Bancomer SA
5.125%, due 01/18/33 (5 Year CMT Rate + 2.650%) (a)		700,000	579,250

Cemex SAB de CV
6.125%, due 05/05/25		200,000	168,000
Cometa Energia SA de CV
6.375%, due 04/24/35		387,600	357,084
Credito Real SAB de CV SOFOM ER
9.125%, Perpetual (5 Year CMT Rate + 7.026%) (a)		200,000	148,000
Grupo Bimbo SAB de CV
5.950%, Perpetual (5 Year CMT Rate + 3.280%) (a)		200,000	188,750
Mexarrend SAPI de CV
10.250%, due 07/24/24 (b)		200,000	212,000
Mexican Bonos
7.750%, due 05/29/31	MXN	3,740,000	165,765
Operadora de Servicios Mega SA de CV Sofom ER
8.250%, due 02/11/25 (b)		$200,000	131,500
Unifin Financiera SAB de CV
8.875%, Perpetual (5 Year CMT Rate + 6.308%) (a)		800,000	536,000
			3,211,643
Netherlands - 1.6%
AES Andres BV
7.950%, due 05/11/26 (b)		500,000	455,000
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000	79,893
BNG Bank NV
0.250%, due 02/22/23	EUR	150,000	167,813
0.250%, due 06/07/24	EUR	120,000	134,820
Greenko Dutch BV
5.250%, due 07/24/24 (b)		$200,000	158,500
Minejesa Capital BV
4.625%, due 08/10/30		400,000	350,936
5.625%, due 08/10/37		200,000	178,250
NXP BV
3.875%, due 06/18/26 (b)		330,000	319,275
Petrobras Global Finance BV
5.750%, due 02/01/29		290,000	272,237
5.093%, due 01/15/30 (b)		467,000	426,138
6.900%, due 03/19/49		260,000	253,175
Syngenta Finance NV
5.676%, due 04/24/48		600,000	490,500
VTR Finance BV
6.875%, due 01/15/24		600,000	546,000
			3,832,537
New Zealand - 0.2%
International Bank for Reconstruction & Development
3.500%, due 01/22/21	NZD	150,000	91,363
4.625%, due 10/06/21	NZD	145,000	91,290
3.375%, due 01/25/22	NZD	370,000	230,106
			412,759
Norway - 0.7%
Aker BP ASA
4.750%, due 06/15/24 (b)		$155,000	128,844
3.750%, due 01/15/30 (b)		185,000	136,437
European Investment Bank
1.500%, due 05/12/22	NOK	1,920,000	187,794
Nordea Eiendomskreditt AS
1.670%, due 06/21/23 (3 Month NIBOR + 0.300%) (a)	NOK	1,000,000	95,898
1.660%, due 06/19/24 (3 Month NIBOR + 0.340%) (a)	NOK	1,000,000	95,216
Nordic Investment Bank
1.500%, due 01/24/22	NOK	1,000,000	97,764
Norway Government Bond
3.750%, due 05/25/21 (b)	NOK	4,950,000	494,836
2.000%, due 05/24/23 (b)	NOK	3,600,000	363,620
			1,600,409

Panama - 0.1%
Aeropuerto Internacional de Tocumen SA
5.625%, due 05/18/36		$200,000	206,000
Peru - 0.3%
Banco Internacional del Peru SAA Interbank
8.500%, due 04/23/70 (3 Month U.S. LIBOR + 6.740%) (a)		200,000	200,000
Peru Government Bond
6.150%, due 08/12/32 (b)	PEN	526,000	167,721
6.850%, due 02/12/42	PEN	525,000	174,698
Petroleos del Peru SA
5.625%, due 06/19/47 (b)		$200,000	177,250
Scotiabank Peru SAA
4.500%, due 12/13/27 (3 Month U.S. LIBOR + 3.856%) (a)		80,000	76,185
			795,854
Philippines - 0.9%
BDO Unibank, Inc.
2.950%, due 03/06/23		300,000	295,131
Philippine Government Bond
3.375%, due 08/20/20	PHP	1,390,000	27,245
6.500%, due 04/28/21	PHP	8,830,000	177,465
5.500%, due 03/08/23	PHP	4,250,000	85,566
3.500%, due 04/21/23	PHP	6,260,000	119,173
6.250%, due 03/12/24	PHP	7,090,000	147,189
8.000%, due 07/19/31	PHP	11,320,000	275,872
Philippine Government International Bond
4.950%, due 01/15/21	PHP	10,000,000	195,478
0.875%, due 05/17/27	EUR	285,000	288,228
6.250%, due 01/14/36	PHP	15,000,000	364,335
Union Bank of the Philippines
3.369%, due 11/29/22		$200,000	210,254
			2,185,936
Portugal - 0.5%
Portugal Government International Bond
5.125%, due 10/15/24 (b)		345,000	407,100
Portugal Obrigacoes do Tesouro OT
3.850%, due 04/15/21 (b)	EUR	315,000	362,259
2.125%, due 10/17/28 (b)	EUR	300,000	369,383
			1,138,742
Puerto Rico - 0.1%
Popular, Inc.
6.125%, due 09/14/23		$290,000	268,250
Qatar - 0.1%
Qatar Government International Bond
4.000%, due 03/14/29 (b)		200,000	214,261
Saudi Arabia - 0.2%
Saudi Arabian Oil Co.
3.500%, due 04/16/29 (b)		200,000	197,528
4.250%, due 04/16/39 (b)		200,000	197,320
4.375%, due 04/16/49 (b)		200,000	200,632
			595,480
Singapore - 1.3%
BOC Aviation Ltd.
2.750%, due 09/18/22 (b)		200,000	204,181
DBS Group Holdings Ltd.
3.600%, Perpetual (5 Year USD Swap Rate + 2.390%) (a)		200,000	184,000
Indika Energy Capital III Pte Ltd.
5.875%, due 11/09/24 (b)		200,000	135,750
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (b)		288,390	280,820
Medco Bell Pte Ltd.
6.375%, due 01/30/27 (b)		200,000	117,500
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (b)		220,000	137,775
ONGC Videsh Vankorneft Pte Ltd.
3.750%, due 07/27/26		500,000	453,165

Singapore Government Bond
3.250%, due 09/01/20	SGD	550,000	391,015
1.750%, due 04/01/22	SGD	450,000	322,739
1.875%, due 03/01/50	SGD	419,000	312,478
United Overseas Bank Ltd.
3.875%, Perpetual (5 Year USD Swap Rate + 1.794%) (a)		$700,000	665,875
			3,205,298
Spain - 0.1%
AI Candelaria Spain SLU
7.500%, due 12/15/28		250,000	186,250
Sweden - 0.2%
Sweden Government International Bond
0.125%, due 04/24/23 (b)	EUR	325,000	364,554
Total Foreign Bonds (Cost $53,134,352)			$47,198,907

BANK LOANS - 5.0% (a)
1011778 BC ULC
2.739%, due 11/19/26 (1 Month U.S. LIBOR + 1.750%)		$456,093	$423,027
Abe Investment Holdings, Inc.
5.500%, due 02/19/26 (1 Month U.S. LIBOR + 4.500%)		39,472	32,071
Access CIG LLC
5.527%, due 02/27/25 (3 Month U.S. LIBOR + 3.750%)		44,772	36,881
Acrisure LLC
5.207%, due 02/15/27 (3 Month U.S. LIBOR + 3.500%)		136,733	122,376
Air Methods Corp.
4.950%, due 04/21/24 (3 Month U.S. LIBOR + 3.500%)		59,846	42,757
Aldevron LLC
5.700%, due 10/11/26 (3 Month U.S. LIBOR + 4.250%)		110,000	103,950
Aleris International, Inc.
5.739%, due 02/27/23 (1 Month U.S. LIBOR + 4.750%)		105,641	95,737
AlixPartners LLP
3.489%, due 04/04/24 (1 Month U.S. LIBOR + 2.500%)		216,772	208,643
Allied Universal Holdco LLC
5.239%, due 07/12/26 (1 Month U.S. LIBOR + 4.250%)		119,700	111,321
Alterra Mountain Co.
3.739%, due 07/31/24 (1 Month U.S. LIBOR + 2.750%)		129,379	118,382
American Tire Distributors, Inc.
8.500%, due 09/01/24 (1 Month U.S. LIBOR + 7.500%)		30,107	20,322
Ascend Learning LLC
4.000%, due 07/12/24 (1 Month U.S. LIBOR + 3.000%)		109,160	99,063
AssuredPartners, Inc.
4.489%, due 02/13/27 (1 Month U.S. LIBOR + 3.500%)		192,165	169,586
Auris Luxembourg III Sarl
4.739%, due 02/21/26 (1 Month U.S. LIBOR + 3.750%)		83,439	64,040
Avaya, Inc.
4.955%, due 12/16/24 (1 Month U.S. LIBOR + 4.250%)		40,000	34,500
Bausch Health Americas, Inc.
3.362%, due 11/27/25 (1 Month U.S. LIBOR + 2.750%)		114,750	109,586
Berry Global, Inc.
2.863%, due 07/01/26 (1 Month U.S. LIBOR + 2.000%)		496,244	474,327
Blackhawk Network Holdings, Inc.
3.989%, due 06/15/25 (1 Month U.S. LIBOR + 3.000%)		109,349	90,525
Blackstone CQP Holdco LP
4.616%, due 09/30/24 (3 Month U.S. LIBOR + 3.500%)		84,188	67,224
Brand Industrial Services, Inc.
6.124%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		13,790	11,185
6.056%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		8,931	7,244
6.056%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		6,971	5,654
5.700%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		231	187
Buckeye Partners LP
4.265%, due 11/01/26 (1 Month U.S. LIBOR + 2.750%)		75,000	69,413
Caesars Resort Collection LLC
3.739%, due 12/22/24 (1 Month U.S. LIBOR + 2.750%)		174,109	142,770

Calpine Corp.
4.200%, due 04/01/26 (3 Month U.S. LIBOR + 2.250%)	297,750	285,096
Castle US Holding Corp.
5.200%, due 01/31/27 (1 Month U.S. LIBOR + 3.750%)	130,000	105,951
Cengage Learning, Inc.
5.250%, due 06/07/23 (1 Month U.S. LIBOR + 4.250%)	44,767	36,709
CenturyLink, Inc.
3.239%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)	653,363	613,756
Charter Communications Operating LLC
2.740%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)	496,215	478,848
Charter NEX US, Inc.
4.489%, due 05/16/24 (3 Month U.S. LIBOR + 3.500%)	54,219	47,803
CHG Healthcare Services, Inc.
4.072%, due 06/07/23 (1 Month U.S. LIBOR + 3.000%)	64,073	57,772
4.450%, due 06/07/23 (3 Month U.S. LIBOR + 3.000%)	165	149
Clarios Global LP
4.441%, due 04/30/26 (1 Month U.S. LIBOR + 3.500%)	538,409	495,337
Clear Channel Outdoor Holdings, Inc.
4.489%, due 08/21/26 (1 Month U.S. LIBOR + 3.500%)	9,950	8,458
ClubCorp Holdings, Inc.
4.200%, due 09/18/24 (3 Month U.S. LIBOR + 2.750%)	39,898	25,554
Cornerstone Building Brands, Inc.
4.561%, due 04/12/25 (1 Month U.S. LIBOR + 3.750%)	58,177	49,887
CSC Holdings LLC
3.112%, due 04/15/27 (1 Month U.S. LIBOR + 2.500%)	154,613	149,716
Cvent, Inc.
5.353%, due 11/30/24 (1 Month U.S. LIBOR + 3.750%)	114,223	83,192
Deerfield Dakota Holding LLC
4.250%, due 02/13/25 (1 Month U.S. LIBOR + 3.250%)	44,772	44,212
Deerfield Dakota Holding LLC
5.429%, due 03/06/27 (1 Month U.S. LIBOR + 3.750%)	85,000	73,100
Dell International LLC
2.990%, due 09/19/25 (1 Month U.S. LIBOR + 2.000%)	481,028	462,239
Diamond BC BV
4.777%, due 09/06/24 (3 Month U.S. LIBOR + 3.000%)	39,796	30,378
EG Finco Ltd.
5.072%, due 02/05/25 (6 Month U.S. LIBOR + 4.000%)	28,440	21,159
Envision Healthcare Corp.
4.739%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)	49,355	26,446
Equinox Holdings, Inc.
4.072%, due 03/08/24 (6 Month U.S. LIBOR + 3.000%)	52,297	38,847
Filtration Group Corp.
3.989%, due 05/31/25 (1 Month U.S. LIBOR + 3.000%)	218,062	192,713
Finastra USA, Inc.
5.277%, due 06/13/24 (3 Month U.S. LIBOR + 3.500%)	155,711	134,559
5.277%, due 06/13/24 (3 Month U.S. LIBOR + 3.500%)	31,815	27,493
5.277%, due 06/13/24 (3 Month U.S. LIBOR + 3.500%)	28,951	25,019
Finastra USA, Inc.
9.027%, due 06/13/25 (6 Month U.S. LIBOR + 7.250%)	20,000	15,360
Flex Acquisition Co., Inc.
4.909%, due 12/29/23 (3 Month U.S. LIBOR + 3.000%)	80,000	73,600
Flexential Intermediate Corp.
4.950%, due 08/01/24 (3 Month U.S. LIBOR + 3.500%)	29,923	21,507
Forest City Enterprises LP
4.489%, due 12/07/25 (1 Month U.S. LIBOR + 3.500%)	118,500	103,095
Froneri US, Inc.
3.239%, due 01/31/27 (1 Month U.S. LIBOR + 2.250%)	44,672	42,885
3.239%, due 01/31/27 (1 Month U.S. LIBOR + 2.250%)	20,328	19,515
Genesee & Wyoming, Inc.
3.450%, due 12/30/26 (3 Month U.S. LIBOR + 2.000%)	80,000	77,200
Gentiva Health Services, Inc.
4.250%, due 07/02/25 (1 Month U.S. LIBOR + 3.250%)	217,640	205,670

Global Medical Response, Inc.
4.932%, due 04/28/22 (2 Month U.S. LIBOR + 3.250%)	64,834	60,620
GOBP Holdings, Inc.
3.744%, due 10/22/25 (3 Month U.S. LIBOR + 2.750%)	101,559	95,465
GrafTech Finance, Inc.
4.500%, due 02/12/25 (1 Month U.S. LIBOR + 3.500%)	49,018	42,891
Greeneden US Holdings II LLC
4.239%, due 12/01/23 (1 Month U.S. LIBOR + 3.250%)	137,403	129,846
H-Food Holdings LLC
4.677%, due 05/31/25 (1 Month U.S. LIBOR + 3.688%)	54,797	46,486
Hyland Software, Inc.
4.853%, due 07/01/24 (1 Month U.S. LIBOR + 3.250%)	159,282	149,526
Intelsat Jackson Holdings SA
5.682%, due 11/27/23 (6 Month U.S. LIBOR + 3.750%)	115,382	106,944
ION Trading Finance Ltd.
5.072%, due 11/21/24 (6 Month U.S. LIBOR + 4.000%)	24,873	20,727
IRB Holding Corp.
3.750%, due 02/05/25 (6 Month U.S. LIBOR + 2.750%)	113,500	88,868
3.750%, due 02/05/25 (3 Month U.S. LIBOR + 2.750%)	290	227
Kestrel Bidco, Inc.
4.000%, due 12/11/26 (1 Month U.S. LIBOR + 3.000%)	104,738	82,393
KIK Custom Products, Inc.
5.000%, due 05/15/23 (1 Month U.S. LIBOR + 4.000%)	55,000	49,752
Kloeckner Pentaplast of America, Inc.
5.250%, due 06/30/22 (1 Month U.S. LIBOR + 4.250%)	29,923	21,187
Kronos, Inc.
4.763%, due 11/01/23 (3 Month U.S. LIBOR + 3.000%)	59,704	55,011
Level 3 Financing, Inc.
2.739%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)	337,328	318,142
Life Time, Inc.
4.363%, due 06/15/22 (3 Month U.S. LIBOR + 2.750%)	59,219	44,562
Lower Cadence Holdings LLC
4.989%, due 05/22/26 (1 Month U.S. LIBOR + 4.000%)	113,704	69,360
Mavis Tire Express Services Corp.
4.700%, due 03/20/25 (3 Month U.S. LIBOR + 3.250%)	39,806	32,293
Messer Industries USA, Inc.
3.950%, due 03/01/26 (3 Month U.S. LIBOR + 2.500%)	19,278	17,253
Mister Car Wash Holdings, Inc.
3.862%, due 05/14/26 (1 Month U.S. LIBOR + 3.250%)	68,989	57,901
Mister Car Wash Holdings, Inc.
3.862%, due 05/14/26 (1 Month U.S. LIBOR + 3.250%)	835	701
Mitchell International, Inc.
4.239%, due 12/01/24 (1 Month U.S. LIBOR + 3.250%)	164,441	138,130
MLN US Holdco LLC
6.015%, due 11/30/25 (1 Month U.S. LIBOR + 4.500%)	24,748	17,695
Nexstar Broadcasting, Inc.
4.331%, due 09/19/26 (1 Month U.S. LIBOR + 2.750%)	206,534	194,762
Nouryon USA LLC
3.863%, due 10/01/25 (3 Month U.S. LIBOR + 3.250%)	89,705	81,408
Option Care Health, Inc.
6.103%, due 08/06/26 (1 Month U.S. LIBOR + 4.500%)	104,738	88,503
PAREXEL International Corp.
3.739%, due 09/27/24 (1 Month U.S. LIBOR + 2.750%)	110,000	95,013
PetSmart, Inc.
5.000%, due 03/11/22 (3 Month U.S. LIBOR + 4.000%)	211,998	203,864
Project Alpha Intermediate Holding, Inc.
5.380%, due 04/26/24 (6 Month U.S. LIBOR + 3.500%)	116,823	106,309
Radiology Partners, Inc.
5.975%, due 07/09/25 (12 Month U.S. LIBOR + 4.250%)	54,784	45,909
5.985%, due 07/09/25 (2 Month U.S. LIBOR + 4.250%)	46,972	39,362
RegionalCare Hospital Partners Holdings, Inc.
5.353%, due 11/16/25 (1 Month U.S. LIBOR + 3.750%)	16,769	15,659
RentPath LLC
6.660%, due 12/17/21 (3 Month U.S. LIBOR + 4.750%)	53,705	41,145

RentPath LLC
8.000%, due 02/14/25 (1 Month U.S. LIBOR + 7.000%)	5,684	5,428
8.000%, due 02/14/25 (1 Month U.S. LIBOR + 7.000%)	3,642	3,478
RPI 2019 Intermediate Finance Trust
2.739%, due 02/11/27 (1 Month U.S. LIBOR + 1.750%)	59,850	55,960
RPI Intermediate Finance Trust
2.739%, due 02/11/27 (1 Month U.S. LIBOR + 1.750%)	59,250	55,621
Science Applications International Corp.
2.864%, due 10/31/25 (1 Month U.S. LIBOR + 1.875%)	123,438	116,572
Securus Technologies Holdings LLC
5.482%, due 11/01/24 (6 Month U.S. LIBOR + 4.500%)	48,506	38,562
5.500%, due 11/01/24 (1 Month U.S. LIBOR + 4.500%)	124	99
Sedgwick Claims Management Services, Inc.
4.989%, due 09/04/26 (1 Month U.S. LIBOR + 4.000%)	29,775	27,188
Solenis International LLC
5.613%, due 06/26/25 (3 Month U.S. LIBOR + 4.000%)	69,296	55,899
5.613%, due 06/26/25 (3 Month U.S. LIBOR + 4.000%)	10,501	8,471
5.603%, due 06/26/25 (1 Month U.S. LIBOR + 4.000%)	203	164
Solera LLC
4.363%, due 03/03/23 (3 Month U.S. LIBOR + 2.750%)	214,625	202,821
Sophia LP
4.700%, due 09/30/22 (3 Month U.S. LIBOR + 3.250%)	215,621	206,996
Sotera Health Holdings LLC
5.500%, due 12/13/26 (1 Month U.S. LIBOR + 4.500%)	110,000	97,178
Sprint Communications, Inc.
4.000%, due 02/03/24 (1 Month U.S. LIBOR + 3.000%)	497,484	495,619
Surf Holdings LLC
4.814%, due 03/05/27 (3 Month U.S. LIBOR + 3.500%)	110,000	98,725
Team Health Holdings, Inc.
3.750%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)	24,936	16,084
The Edelman Financial Center LLC
4.179%, due 07/19/25 (1 Month U.S. LIBOR + 3.250%)	74,149	63,861
The EW Scripps Co.
3.489%, due 05/01/26 (1 Month U.S. LIBOR + 2.500%)	89,102	85,093
TIBCO Software, Inc.
4.740%, due 07/03/26 (1 Month U.S. LIBOR + 3.750%)	39,950	37,952
Titan Acquisition Ltd.
4.450%, due 03/28/25 (3 Month U.S. LIBOR + 3.000%)	44,886	37,354
TKC Holdings, Inc.
4.750%, due 02/01/23 (1 Month U.S. LIBOR + 3.750%)	292,335	238,911
TransDigm, Inc.
3.239%, due 12/09/25 (1 Month U.S. LIBOR + 2.250%)	185,001	170,509
Travelport Finance Luxembourg Sarl
6.072%, due 05/30/26 (6 Month U.S. LIBOR + 5.000%)	34,825	22,845
Uber Technologies, Inc.
5.000%, due 04/04/25 (1 Month U.S. LIBOR + 4.000%)	64,671	60,844
UFC Holdings LLC
4.250%, due 04/29/26 (1 Month U.S. LIBOR + 3.250%)	79,179	70,569
United Natural Foods, Inc.
5.239%, due 10/22/25 (1 Month U.S. LIBOR + 4.250%)	29,924	25,922
Vertafore, Inc.
4.239%, due 07/02/25 (1 Month U.S. LIBOR + 3.250%)	67,634	60,336
Virgin Media Bristol LLC
3.205%, due 01/31/28 (1 Month U.S. LIBOR + 2.500%)	210,945	196,706
VVC Holding Corp.
5.284%, due 02/11/26 (3 Month U.S. LIBOR + 4.500%)	113,458	106,650
Web.com Group, Inc.
4.945%, due 10/11/25 (3 Month U.S. LIBOR + 3.750%)	45,728	37,954
WP CPP Holdings LLC
5.530%, due 04/30/25 (3 Month U.S. LIBOR + 3.750%)	109,456	83,460
5.360%, due 04/30/25 (1 Month U.S. LIBOR + 3.750%)	266	203
Zayo Group Holdings, Inc.
3.989%, due 03/09/27 (1 Month U.S. LIBOR + 3.000%)	70,000	66,500
Total Bank Loans (Cost $13,410,560)		$12,142,444

COMMON STOCKS - 0.5%		Shares
Communications - 0.0% (e)
HC2 Holdings, Inc. (f)		10,600		$16,430
Consumer Discretionary - 0.1%
Lennar Corp.		6,088		232,561
Financial - 0.2%
Deutsche Bank AG		43,861		281,588
The Bank of New York Mellon Corp.		4,520		152,233
US Bancorp		4,531		156,093
				589,914
Industrial - 0.1%
The Boeing Co.		1,605		239,370
Real Estate - 0.1%
Americold Realty Trust		5,391		183,510
Total Common Stocks (Cost $2,105,809)				$1,261,785

PREFERRED STOCKS - 1.6%
Consumer, Non-cyclical - 0.2%
Becton Dickinson and Co. CVRT		6,600		$345,048
Financial - 0.3%
Crown Castle International Corp. CVRT (f)		200		250,000
US Bancorp		375		272,439
US Bancorp (d)		6,900		171,948
Wells Fargo & Co.		4,300		104,705
				799,092
Industrial - 0.2%
Fortive Corp. CVRT		460		331,076
Technology - 0.1%
Broadcom, Inc. CVRT		255		238,262
Utilities - 0.8%
American Electric Power Co., Inc. CVRT (d)		6,650		320,862
Dominion Energy, Inc. CVRT		4,200		386,442
DTE Energy Co. CVRT		5,500		207,130
NextEra Energy, Inc. CVRT		7,800		369,252
NextEra Energy, Inc. CVRT		6,600		290,994
South Jersey Industries, Inc. CVRT (d)		2,800		116,452
The Southern Co. CVRT		6,900		306,360
				1,997,492
Total Preferred Stocks (Cost $4,281,891)				$3,710,970

			Notional
PURCHASED OTC OPTIONS - 0.1%		Contracts	Amount
Currency Call Options - 0.0% (e)
Australian Dollar, 5/11/20 at 0.65 (c)		644,150	$644,150	$38,214
Japanese Yen, 4/22/20 at 111.5 (c)		3,900,000	3,900,000	6,864
Norwegian Krone, 5/11/20 at 9.9 (c)	EUR	605,000	605,000	432
U.S. Dollar, 6/4/20 at 0.685 (c)	AUD	2,370,000	2,370,000	1,981
			7,519,150	47,491
Currency Put Options - 0.1%
Australian Dollar, 5/11/20 at 0.69 (c)		$683,790	683,790	408
Euro, 4/21/20 at 1.11 (c)		3,900,000	3,900,000	24,110
Norwegian Krone, 5/11/20 at 10.5 (c)	EUR	605,000	605,000	58,811
			5,188,790	83,329
Total Purchased Options (Cost $108,399)				$130,820

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.2%		Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P		298,795		$2,474,022
Voya Floating Rate Fund - Class P		957,479		7,650,256
Total Affiliated Registered Investment Companies (Cost $12,038,693)				$10,124,278

SHORT-TERM INVESTMENT - 2.9%
Money Market Fund - 2.9%
First American Government Obligations Fund - Class X, 0.450% (g)(h)	7,150,903	$7,150,903
Total Short-Term Investment (Cost $7,150,903)		$7,150,903

Total Investments at Value - 98.4% (Cost $254,803,222)		$237,130,468
Other Assets in Excess of Liabilities - 1.6%		3,816,188
Net Assets - 100.0%		$240,946,656

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate listed is as of March 31, 2020.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2020, the value of these investments was $80,392,790, or 33.4% of total net assets.

(c)	Illiquid security. The total value of such securities is $2,922,323 as of March 31, 2020, representing 1.2% of net assets.
(d)	This security or a partial position of this security is on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $831,995.
(e)	Represents less than 0.1%.
(f)	Non-income producing security.
(g)	Rate listed is the 7-day effective yield as of March 31, 2020.
(h)	A portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $853,720.

CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit

CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
SGD	Singapore Dollar

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAPS
March 31, 2020 (Unaudited)

Counterparty	Reference Entity	Protection	Fixed Rates	Termination Date	Payment Frequency	Notional Amount	Value	Upfront Premium (Received) Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital	CDX North American High Yield Index	Buy	1.000%	6/20/2025	Quarterly	$6,920,000	$431,103	$305,319	$125,784
Morgan Stanley Capital	CDX North American Investment Grade Index	Buy	5.000%	06/20/2025	Quarterly	203,000	1,041	1,041	-
Morgan Stanley Capital	CDX North American Investment Grade Index	Sell	-1.000%	12/20/2024	Quarterly	648,000	(2,327)	10,913	(13,240)
JPMChase, New York	iTraxx Europe Index	Buy	5.000%	12/20/2024	Quarterly	EUR 1,239,000	24,922	-149,788	174,710
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	$445,000	(2,615)	-11,789	9,174
Total Credit Default Swap Contracts							$452,124	$155,696	$296,428

EUR - Euro

The average monthly notional amount of credit default swap contracts during the three months ended March 31, 2020 was $6,898,040.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2020 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	6/17/2020	CAD	454,093	NZD	537,500	2,379
Australia and New Zealand Banking Group Ltd.	6/17/2020	JPY	61,708,656	USD	568,000	7,831
Australia and New Zealand Banking Group Ltd.	6/17/2020	NZD	537,500	CAD	454,545	(2,700)
Australia and New Zealand Banking Group Ltd.	6/17/2020	SGD	1,151,482	USD	837,296	(26,187)
Australia and New Zealand Banking Group Ltd.	6/17/2020	USD	761,806	AUD	1,128,918	67,267
Australia and New Zealand Banking Group Ltd.	6/17/2020	USD	723,934	NZD	1,123,626	53,874
Bank of America, San Francisco	5/15/2020	PEN	119,741	USD	34,000	821
Bank of America, San Francisco	6/17/2020	USD	40,000	EUR	43,678	571
Barclays Capital, Inc.	6/5/2020	CAD	334,212	USD	239,000	(1,367)
Barclays Capital, Inc.	6/5/2020	CHF	218,000	USD	209,892	(775)
Barclays Capital, Inc.	5/15/2020	IDR	5,450,821,740	USD	375,543	(42,719)
Barclays Capital, Inc.	6/5/2020	NOK	2,525,672	USD	240,856	2,147
Barclays Capital, Inc.	6/5/2020	USD	209,470	CHF	218,000	335
Barclays Capital, Inc.	5/15/2020	USD	14,000	IDR	230,375,600	(67)
Barclays Capital, Inc.	6/5/2020	USD	116,000	JPY	12,790,506	(3,298)
Barclays Capital, Inc.	6/5/2020	USD	5	NOK	52	-
Barclays Capital, Inc.	6/5/2020	USD	897,493	SEK	9,203,274	(34,195)
Brown Brothers Harriman & Co.	6/5/2020	NOK	2,890,005	USD	257,000	21,057
Brown Brothers Harriman & Co.	6/5/2020	USD	333,000	CAD	483,461	(10,752)
Brown Brothers Harriman & Co.	6/5/2020	USD	170,000	JPY	18,869,966	(6,001)
CIBC, Toronto	6/17/2020	CAD	483,213	GBP	270,000	7,793
CIBC, Toronto	6/17/2020	CAD	1,046,457	USD	762,767	(18,621)
CIBC, Toronto	6/17/2020	GBP	567,500	CAD	982,892	6,909
CIBC, Toronto	6/17/2020	JPY	26,249,378	USD	241,159	3,786
CIBC, Toronto	6/17/2020	NZD	535,000	CAD	452,712	(2,888)
CIBC, Toronto	6/17/2020	SGD	55,000	USD	38,622	120
CIBC, Toronto	6/17/2020	USD	525,000	CAD	759,182	(14,862)
CIBC, Toronto	6/17/2020	CAD	235,426	USD	177,851	(10,438)
CIBC, Toronto	6/17/2020	GBP	570,000	CAD	989,719	5,164
Citigroup	5/15/2020	USD	4,828	COP	16,491,043	782
Citigroup	5/15/2020	USD	370,455	PEN	1,241,432	9,442
Citigroup	5/15/2020	USD	19,000	BRL	80,995	3,460
Citigroup	5/15/2020	BRL	40,714	USD	8,000	(189)
Citigroup	6/17/2020	BRL	197,661	USD	40,422	(2,569)
Citigroup	6/17/2020	CAD	1,443,564	GBP	831,250	(7,371)
Citigroup	6/17/2020	CAD	227,836	NZD	268,750	1,751
Citigroup	6/17/2020	CAD	754,277	USD	527,500	8,874
Citigroup	6/5/2020	CHF	218,000	USD	210,008	(896)
Citigroup	6/17/2020	EUR	1,875,815	USD	1,670,227	28,171
Citigroup	6/17/2020	GBP	827,500	CAD	1,443,622	2,666
Citigroup	6/17/2020	GBP	483,844	USD	372,964	19,953
Citigroup	6/17/2020	MXN	6,469,446	USD	300,129	(30,581)
Citigroup	6/17/2020	NOK	1,195,216	USD	129,238	(14,240)
Citigroup	6/17/2020	USD	392,928	BRL	1,791,961	49,766
Citigroup	6/17/2020	USD	786,250	CAD	1,104,989	481
Citigroup	6/5/2020	USD	3,276,962	EUR	3,543,000	80,467
Citigroup	6/17/2020	USD	1,083,411	EUR	1,214,732	(16,236)
Citigroup	6/17/2020	USD	1,669,667	JPY	183,197,631	(39,831)
Citigroup	6/17/2020	USD	1,619,768	MXN	31,546,093	305,412
Goldman Sachs Bank, USA	6/17/2020	AUD	184,864	USD	113,961	(228)
Goldman Sachs Bank, USA	6/17/2020	CAD	1,100,000	AUD	985,505	(24,055)
Goldman Sachs Bank, USA	6/17/2020	CAD	1,464,600	GBP	855,000	(21,953)
Goldman Sachs Bank, USA	6/17/2020	CAD	2,297,359	USD	1,582,500	51,175
Goldman Sachs Bank, USA	6/17/2020	EUR	270,000	GBP	249,948	(12,204)
Goldman Sachs Bank, USA	6/17/2020	EUR	399,013	USD	359,269	1,581
Goldman Sachs Bank, USA	6/17/2020	GBP	550,000	CAD	963,285	(914)
Goldman Sachs Bank, USA	6/17/2020	GBP	270,000	NZD	555,355	4,646
Goldman Sachs Bank, USA	6/17/2020	JPY	116,747,292	USD	1,086,667	2,754
Goldman Sachs Bank, USA	6/17/2020	MXN	11,304,373	USD	547,991	(76,999)
Goldman Sachs Bank, USA	6/17/2020	NZD	558,811	GBP	270,000	(2,585)
Goldman Sachs Bank, USA	6/17/2020	NZD	215,495	USD	122,971	5,537
Goldman Sachs Bank, USA	6/17/2020	USD	1,095,262	EUR	1,227,869	(16,264)
Goldman Sachs Bank, USA	6/17/2020	USD	275,000	GBP	351,805	(9,761)
Goldman Sachs Bank, USA	6/17/2020	USD	502,147	JPY	53,883,383	(663)
HSBC Bank, USA	6/17/2020	AUD	484,000	CAD	550,000	5,803
HSBC Bank, USA	6/17/2020	CAD	959,239	GBP	537,500	13,585
HSBC Bank, USA	6/17/2020	EUR	797,500	GBP	722,541	(16,479)
HSBC Bank, USA	6/17/2020	EUR	298,117	USD	264,625	5,382
HSBC Bank, USA	6/17/2020	GBP	820,000	CAD	1,427,865	4,542
HSBC Bank, USA	6/17/2020	GBP	484,391	EUR	527,500	18,950
HSBC Bank, USA	6/17/2020	GBP	369,776	USD	287,952	11,623
HSBC Bank, USA	6/17/2020	JPY	59,414,367	USD	536,667	17,755
HSBC Bank, USA	6/17/2020	USD	135,000	EUR	148,535	805
HSBC Bank, USA	6/17/2020	USD	1,459,311	NOK	13,457,911	164,459
HSBC Bank, USA	6/17/2020	USD	1,382,766	SGD	1,901,497	43,341
JPMChase, New York	6/5/2020	AUD	971,690	USD	565,311	32,494
JPMChase, New York	5/15/2020	BRL	2,386,091	USD	501,469	(43,680)
JPMChase, New York	6/5/2020	CAD	486,965	USD	347,000	(757)
JPMChase, New York	6/17/2020	CAD	2,031,168	USD	1,430,715	13,668
JPMChase, New York	6/5/2020	EUR	4,680,630	USD	4,328,143	(105,169)
JPMChase, New York	6/17/2020	GBP	486,966	EUR	525,000	24,917
JPMChase, New York	6/5/2020	JPY	437,492,992	USD	3,972,540	107,981
JPMChase, New York	6/17/2020	NOK	1,178,377	USD	113,052	326
JPMChase, New York	6/5/2020	USD	12,861	CAD	18,555	(332)
JPMChase, New York	6/17/2020	USD	1,054,167	CAD	1,488,032	(3,987)
JPMChase, New York	6/5/2020	USD	205,076	CHF	209,795	3,961
JPMChase, New York	6/5/2020	USD	354,946	EUR	390,000	2,478
JPMChase, New York	6/17/2020	USD	656,579	EUR	729,542	(3,218)
JPMChase, New York	6/5/2020	USD	961,674	GBP	1,117,937	78,015

JPMChase, New York	6/5/2020	USD	308,000	JPY	33,533,100	(4,765)
JPMChase, New York	6/17/2020	USD	536,667	JPY	57,534,139	(210)
JPMChase, New York	6/5/2020	USD	1,029,723	NZD	1,805,612	(47,125)
Morgan Stanley Capital	6/17/2020	AUD	334,914	USD	227,083	(21,035)
Morgan Stanley Capital	6/17/2020	CAD	4,532,563	USD	3,151,396	71,755
Morgan Stanley Capital	5/15/2020	COP	16,968,000	USD	5,000	(837)
Morgan Stanley Capital	6/17/2020	EUR	651,207	USD	587,827	939
Morgan Stanley Capital	6/17/2020	GBP	831,250	CAD	1,445,971	5,660
Morgan Stanley Capital	6/5/2020	NOK	2,494,823	USD	238,000	2,035
Morgan Stanley Capital	6/5/2020	NZD	230,889	USD	138,000	(300)
Morgan Stanley Capital	5/15/2020	PLN	17,194	USD	4,429	(274)
Morgan Stanley Capital	6/5/2020	SEK	1,139,369	USD	115,000	343
Morgan Stanley Capital	5/15/2020	USD	555,497	BRL	2,346,084	105,383
Morgan Stanley Capital	6/17/2020	USD	3,308,612	CAD	4,451,035	143,436
Morgan Stanley Capital	5/15/2020	USD	392,871	IDR	5,410,034,100	62,538
Morgan Stanley Capital	5/15/2020	USD	4,000	PLN	16,950	(96)
National Australia Bank	6/17/2020	AUD	170,000	USD	105,552	(963)
National Australia Bank	6/17/2020	NZD	538,739	CAD	455,538	(2,668)
National Australia Bank	6/17/2020	NZD	285,000	USD	167,559	2,398
Royal Bank of Canada, Toronto	6/17/2020	NZD	555,000	CAD	473,298	(5,600)
Royal Bank of Canada, Toronto	6/17/2020	AUD	467,056	CAD	550,000	(6,246)
Royal Bank of Canada, Toronto	6/17/2020	CAD	2,410,099	GBP	1,393,750	(19,693)
Royal Bank of Canada, Toronto	6/17/2020	CAD	1,374,890	NZD	1,627,500	7,159
Royal Bank of Canada, Toronto	6/17/2020	CAD	836,418	USD	622,778	(27,993)
Royal Bank of Canada, Toronto	6/17/2020	USD	1,585,000	CAD	2,269,920	(29,163)
Standard Chartered Securities N.A.	6/17/2020	SGD	312,379	USD	230,272	(10,230)
Standard Chartered Securities N.A.	6/17/2020	CAD	975,122	GBP	563,750	(7,770)
Standard Chartered Securities N.A.	6/17/2020	CAD	251,140	USD	176,463	2,125
Standard Chartered Securities N.A.	6/17/2020	GBP	283,750	CAD	490,975	3,789
Standard Chartered Securities N.A.	6/17/2020	NZD	537,500	CAD	454,559	(2,711)
State Street Bank, Boston	6/5/2020	AUD	300,706	USD	184,000	1,001
State Street Bank, Boston	6/5/2020	CHF	380,000	USD	365,514	(984)
State Street Bank, Boston	6/5/2020	EUR	316,000	USD	287,299	(1,678)
State Street Bank, Boston	6/17/2020	EUR	403,881	USD	359,269	6,449
State Street Bank, Boston	6/17/2020	GBP	241,823	EUR	263,750	9,012
State Street Bank, Boston	6/5/2020	GBP	1,110,000	USD	920,378	(34,597)
State Street Bank, Boston	6/17/2020	MXN	11,664,630	USD	574,753	(88,751)
State Street Bank, Boston	6/5/2020	NOK	1,246,821	USD	119,000	961
State Street Bank, Boston	6/17/2020	NZD	163,769	USD	106,452	(8,791)
State Street Bank, Boston	6/5/2020	USD	776,000	AUD	1,294,246	(20,249)
State Street Bank, Boston	6/17/2020	USD	525,833	CAD	742,283	(2,012)
State Street Bank, Boston	6/5/2020	USD	343,743	EUR	380,000	90
State Street Bank, Boston	6/17/2020	USD	810,768	EUR	878,523	18,369
State Street Bank, Boston	6/17/2020	USD	213,123	MXN	4,233,142	36,751
TD Securities	6/17/2020	USD	155,314	CAD	213,908	3,202
UBS AG, Stamford	6/17/2020	CAD	228,812	NZD	270,000	1,699
UBS AG, Stamford	6/17/2020	CAD	751,602	USD	528,333	6,138
UBS AG, Stamford	6/17/2020	EUR	263,750	GBP	234,324	316
UBS AG, Stamford	6/17/2020	GBP	352,231	USD	272,500	13,297
UBS AG, Stamford	6/17/2020	USD	1,801,872	EUR	1,976,577	16,697
UBS AG, Stamford	6/17/2020	USD	545,000	GBP	712,673	(34,805)
UBS AG, Stamford	6/17/2020	USD	260,734	NOK	2,428,423	27,083
UBS AG, Stamford	6/17/2020	EUR	4,514,373	USD	4,052,617	31,270
U.S. Bank, N.A.	6/17/2020	USD	743,801	EUR	826,612	(3,802)
						877,573

AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
EUR - Euro
GBP - British Pound
IDR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Sedish Krona
SGD - Singpore Dollar
USD - U.S. Dollar

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2020 (Unaudited)
			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	54	06/30/2020	$11,900,672	$147,383
5-Year U.S. Treasury Note Future	232	06/30/2020	29,083,375	890,039
U.S. Treasury Long Bond Future	4	06/19/2020	716,250	2,411
Total Futures Contracts			$41,700,297	$1,039,833

The average monthly notional amount of futures contracts during the three months ended March 31, 2020 was $46,196,528.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2020 (Unaudited)
			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amouont	Depreciation
10-Year U.S. Treasury Note Future	29	06/19/2020	$4,021,938	$(32,164)
Ultra 10-Year U.S. Treasury Bond Future	24	06/19/2020	3,744,750	(76,901)
Ultra Long-Term U.S. Treasury Bond Future	7	06/19/2020	1,553,125	(80,221)
Total Futures Contracts Sold Short			$9,319,813	$(189,286)

The average monthly notional amount of futures contracts sold short during the three months ended March 31, 2020 was $14,163,167.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2020 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
Australian Dollar, 5/11/2020 at 0.665	Morgan Stanley	659,015	$659,015	$(51,796)
Euro, 5/11/2020 at 10.3	Bank of America	605,000	605,000	(69,885)
Total Written Options (Premiums Received $9,988)			$1,264,015	$(121,681)

The average monthly notional amount of written options contracts during the three months ended March 31, 2020 was $1,315,177.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$28,450,398	$-	$28,450,398
Agency Mortgage-Backed Obligations . . . . . . .	-	22,664,913	-	22,664,913
Non-Agency Mortgage-Backed Obligations . . .	-	28,831,602	-	28,831,602
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	6,008,567	-	6,008,567
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	19,278,519	-	19,278,519
Collateralized Loan Obligations . . . . . . . . . . . .	-	8,912,008	-	8,912,008
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	41,264,354	-	41,264,354
Foreign Bonds . . . . . . . . . . . . . . . . . . . . . . . .	-	47,198,907	-	47,198,907
Bank Loans . . . . . . . . . . . . . . . . . . . .	-	12,142,444	-	12,142,444
Common Stocks . . . . . . . . . . . . . . . . . . . . . .	1,261,785	-		1,261,785
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . .	3,710,970	-	-	3,710,970
Purchased Options	-	130,820	-	130,820
Affiliated Registered Investment Companies . .	10,124,278	-	-	10,124,278
Money Market Funds . . . . . . . . . . . . . . . . . . .	7,150,903	-	-	7,150,903
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$22,247,936	$214,882,532	$-	$237,130,468
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$1,886,952	$-	$1,886,952
Unrealized appreciation on futures contracts	1,039,833	-	-	1,039,833
Unrealized appreciation on swap contracts	-	309,668	-	309,668
Total Assets . . . . . . .	$1,039,833	$2,196,620	$-	$3,236,453

Liabilities
Written Options	$-	$(121,681)	$-	$(121,681)
Unrealized depreciation on forward currency contracts	-	(1,009,379)	-	(1,009,379)
Unrealized depreciation on futures contracts	(189,286)	-	-	(189,286)
Unrealized depreciation on swap contracts	-	(13,240)	-	(13,240)
Total Liabilities. . . . . . . . .	$(189,286)	$(1,144,300)	$-	$(1,333,586)

** Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Condensed Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2020.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the period ended March 31, 2020, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the period ended
March 31, 2020 and the value of such investments as of March 31, 2020 were as follows:
Counterparty	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2020	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$3,464,929	$29,576	$(500,000)	$(32,048)	$(488,435)	$2,474,022	$43,357
Voya Floating Rate Fund - Class P . . .	9,006,580	79,128	-	-	(1,435,452)	7,650,256	118,914

	$12,471,509	$108,704	$(500,000)	$(32,048)	$(1,923,887)	$10,124,278	$162,271